FOUNTAIN SQUARE COMMERCIAL PAPER FUND
INVESTMENT SHARES
[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

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FIFTH THIRD BANK
INVESTMENT ADVISER

Cusip 350756300
9052205A-R (9/95)
65-0922


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
PROSPECTUS

The Investment Shares of Fountain Square Commercial Paper Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in money market instruments, consisting primarily of commercial paper, to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Investment Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 744-8888 in Cincinnati or toll-free (800) 334-0483.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                        2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
-----------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Variable Rate Demand Notes                                              4
       Bank Instruments                                                        4
       Short-Term Credit Facilities                                            5
     Ratings                                                                   5
     Credit Enhancement                                                        5
     Demand Features                                                           5
     Repurchase Agreements                                                     5
     When-Issued and Delayed Delivery
       Transactions                                                            5
     Concentration of Investments                                              6
  Investment Limitations                                                       6
  Regulatory Compliance                                                        6

FOUNTAIN SQUARE FUNDS INFORMATION                                              7
------------------------------------------------------
  Management of the Trust                                                      7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
       Advisory Fees                                                           7
       Adviser's Background                                                    7
  Distribution of Investment Shares                                            7
     Distribution Plan                                                         8
     Other Payments to Financial Institutions  8
  Administration of the Fund                                                   9
     Administrative Services                                                   9
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               9
     Independent Auditors                                                      9

NET ASSET VALUE                                                               10
------------------------------------------------------

INVESTING IN INVESTMENT SHARES                                                10
------------------------------------------------------
  Share Purchases                                                             10
     Through Fifth Third Securities                                           10
  Minimum Investment Required                                                 10
  What Shares Cost                                                            11
  Certificates and Confirmations                                              11
  Dividends                                                                   11
  Capital Gains                                                               11

EXCHANGES                                                                     11
------------------------------------------------------

REDEEMING INVESTMENT SHARES                                                   12
------------------------------------------------------
  Through Fifth Third Securities                                              12
       By Telephone                                                           12
       By Mail                                                                13
       Receiving Payment                                                      13
  Accounts with Low Balances                                                  14

SHAREHOLDER INFORMATION                                                       14
------------------------------------------------------
  Voting Rights                                                               14
  Massachusetts Law                                                           14

EFFECT OF BANKING LAWS                                                        15
------------------------------------------------------

TAX INFORMATION                                                               15
-----------------------------------------------------
  Federal Income Tax                                                          15

PERFORMANCE INFORMATION                                                       16
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                26
------------------------------------------------------

ADDRESSES                                                                     27
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                         INVESTMENT SHARES
                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....               None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...........................................               None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...........................................               None
Redemption Fees (as a percentage of amount redeemed, if applicable).............               None
Exchange Fee....................................................................               None
                            ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                              (As a percentage of average net assets)
Management Fee (after waiver)(1)................................................              0.32%
12b-1 Fee (after waiver)(2).....................................................              0.00%
Other Expenses(3)...............................................................              0.17%
    Total Investment Shares Operating Expenses(4)...............................              0.49%

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

 (2) The 12b-1 fee has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.35%.

 (3) Other expenses have been reduced to reflect the voluntary waiver of its fee by the custodian.

 (4) Total Operating Expenses would have been 0.93% absent the voluntary waivers by the investment adviser, distributor and custodian.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN INVESTMENT SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.

EXAMPLE                                                         1 year    3 years    5 years    10 years
                                                                -------   --------   --------   ---------
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and (2) redemption at the end
of each time period. The Fund charges no redemption fees for
Investment Shares............................................     $5        $16        $27         $62

    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------

 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 26.

                                                               YEAR ENDED JULY 31,
                                                        ---------------------------------
                                                         1995          1994        1993*
                                                        -------       ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------
  Net investment income                                    0.05         0.03         0.03
------------------------------------------------------   ------       ------       ------
LESS DISTRIBUTIONS
------------------------------------------------------
  Distributions to shareholders from net investment
  income                                                  (0.05)       (0.03)       (0.03)
------------------------------------------------------   ------       ------       ------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
------------------------------------------------------   ------       ------       ------
TOTAL RETURN**                                             5.25%        3.02%        2.70%
------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------
  Expenses                                                 0.49%        0.49%        0.48%(b)
------------------------------------------------------
  Net investment income                                    5.12%        2.97%        2.69%(b)
------------------------------------------------------
  Expense waiver/reimbursement(a)                          0.44%        0.45%        0.47%(b)
------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------
  Net assets, end of period (000 omitted)               $10,169       $6,147       $4,714
------------------------------------------------------

* Reflects operations for the period from August 11, 1992 (date of initial public investment) to July 31, 1993.

** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (b) Computed on an annualized basis.

 (See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Investment Shares ("Shares") of the Fund.

Investment Shares are designed for investors who are not clients of the Trust Department of The Fifth Third Bank ("Fifth Third Bank") and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments, consisting primarily of commercial paper, maturing in 13 months or less. A minimum initial investment of $1,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);


     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");

     - short-term credit facilities, such as demand notes;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment without notifying shareholders.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.


     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; or


     - with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment adviser believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion.

     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion. Fifth Third Bank has managed mutual funds since 1988.

     As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SHARES

Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.

Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan"), under the Investment Company Act of 1940, the Fund will pay to the distributor an amount computed at an annual rate of up to 0.35% of the average daily net asset value of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan.

The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE TRUST
---------------------    ----------------------------------
      .15 of 1%              on the first $250 million
      .125 of 1%              on the next $250 million
      .10 of 1%               on the next $250 million
                            on assets in excess of $750
      .075 of 1%                      million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.

Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:

      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion

The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INVESTMENT SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Customers of Fifth Third Securities may purchase Investment Shares through Fifth Third Securities. All other investors should purchase Investment Shares directly from the distributor. In connection with the sale of Investment Shares, the distributor may from time to time offer certain items of nominal value to a shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.

THROUGH FIFTH THIRD SECURITIES. A customer of Fifth Third Securities may telephone Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free
(800) 334-0483 to place an order to purchase Investment Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.

Payment may be made to the Fund either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Commercial Paper Fund -- Investment Shares. Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.

The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

Shareholders who are clients of Fifth Third Securities may exchange shares of one Fund for shares of any of the other Funds in the Trust by calling Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483 or sending a written request to Fifth Third Securities. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING INVESTMENT SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank or Fifth Third Securities.

THROUGH FIFTH THIRD SECURITIES

BY TELEPHONE. A shareholder who is a customer of Fifth Third Securities may redeem shares by telephoning Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483. All other investors may redeem through Federated Securities Corp. by calling 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, all other investors may redeem through BISYS Fund Services L.P. at 1-800-554-3826.

For calls received by Fifth Third Securities before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or Fifth Third Securities, or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Securities or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Securities may redeem shares by sending a written request to Fifth Third Securities.

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank or Fifth Third Securities for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.

Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.


EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Investment Shares.

The yield of Investment Shares represents the annualized rate of income earned on an investment in Investment Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

Trust Shares of the Fund are sold to Trust clients of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Trust Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Trust Shares, investors may call
(513) 744-8888 in Cincinnati or toll free (800) 334-0483.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
              *COMMERCIAL PAPER--85.0%
---------------------------------------------------------------------------------
               AUTO & TRUCKS--1.7%
               ------------------------------------------------------------------
$ 4,000,000    Daimler-Benz, 5.911%, 10/10/1995                                     $  3,955,511
               ------------------------------------------------------------------   ------------
               BANKING--19.5%
               ------------------------------------------------------------------
  4,000,000    A.I.G. Funding, 5.957%, 9/19/1995                                       3,968,477
               ------------------------------------------------------------------
  8,000,000    Banc One Corp., 5.784%-6.055%, 9/11/1995-11/6/1995                      7,920,943
               ------------------------------------------------------------------
  5,000,000    Morgan (J.P.) & Co., 5.821%, 9/1/1995                                   4,975,458
               ------------------------------------------------------------------
 10,000,000    Rabobank Nederland, 5.891%-6.113%, 8/10/1995-10/25/1995                 9,937,257
               ------------------------------------------------------------------
  8,000,000    Republic National Bank of New York, 5.738%-5.775%,
               10/13/1995-12/22/1995                                                   7,877,168
               ------------------------------------------------------------------
  6,000,000    Societe Generale N.A., Inc., 5.664%-5.912%, 10/26/1995-12/8/1995        5,900,312
               ------------------------------------------------------------------
  5,000,000    Wachovia Corp., 6.134%, 8/2/1995                                        4,999,172
               ------------------------------------------------------------------   ------------
               Total                                                                  45,578,787
               ------------------------------------------------------------------   ------------
               CHEMICAL--2.1%
               ------------------------------------------------------------------
  5,000,000    duPont (E.I.) deNemours and Co., 6.023%, 8/3/1995                       4,998,364
               ------------------------------------------------------------------   ------------
               CONSUMER PRODUCTS--3.8%
               ------------------------------------------------------------------
  6,000,000    Hewlett-Packard Co., 5.784%-5.818%, 10/10/1995-10/30/1995               5,924,783
               ------------------------------------------------------------------
  3,000,000    Procter & Gamble Co., 5.732%, 9/6/1995                                  2,983,200
               ------------------------------------------------------------------   ------------
               Total                                                                   8,907,983
               ------------------------------------------------------------------   ------------
               DIVERSIFIED--2.5%
               ------------------------------------------------------------------
  6,000,000    Cargill, Inc., 5.894%, 9/27/1995                                        5,945,565
               ------------------------------------------------------------------   ------------
               EDUCATION--8.0%
               ------------------------------------------------------------------
  8,000,000    Harvard University, 6.03%-6.10%, 8/7/1995-8/14/1995                     7,988,668
               ------------------------------------------------------------------
 10,675,000    Stanford University, 5.899%-6.715%, 8/1/1995-11/13/1995                10,613,537
               ------------------------------------------------------------------   ------------
               Total                                                                  18,602,205
               ------------------------------------------------------------------   ------------
               FINANCE--AUTOMOTIVE--1.3%
               ------------------------------------------------------------------
  3,000,000    Associates Corp. of North America, 6.072%, 8/2/1995                     2,999,505
               ------------------------------------------------------------------   ------------



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               FINANCE--COMMERCIAL--15.3%
               ------------------------------------------------------------------
$ 3,000,000    A.I. Credit Corp., 5.880%, 10/12/1995                                $  2,965,800
               ------------------------------------------------------------------
  7,000,000    General Electric Capital Corp., 5.786%-5.819%, 8/8/1995-11/28/1995      6,922,625
               ------------------------------------------------------------------
  4,000,000    MetLife Funding Corp., 6.05%, 8/22/1995                                 3,986,280
               ------------------------------------------------------------------
 11,000,000    Norwest Corp., 5.849%-6.19%, 8/14/1995-10/17/1995                      10,926,508
               ------------------------------------------------------------------
 11,000,000    Paccar Financial Corp., 6.094%-6.115%, 8/9/1995-8/23/1995              10,974,131
               ------------------------------------------------------------------   ------------
               Total                                                                  35,775,344
               ------------------------------------------------------------------   ------------
               FOOD AND BEVERAGE--4.4%
               ------------------------------------------------------------------
  5,000,000    Coca-Cola Co., 5.911%, 9/8/1995                                         4,969,547
               ------------------------------------------------------------------
  5,399,000    Nestle Capital, 5.921%-5.997%, 9/5/1995-10/23/1995                      5,350,303
               ------------------------------------------------------------------   ------------
               Total                                                                  10,319,850
               ------------------------------------------------------------------   ------------
               MANUFACTURING--9.4%
               ------------------------------------------------------------------
  5,000,000    Emerson Electric Co., 6.015%, 8/4/1995                                  4,997,563
               ------------------------------------------------------------------
  8,000,000    Minnesota Mining & Manufacturing Co., 5.899%-5.985%,
               8/25/1995-9/14/1995                                                     7,952,933
               ------------------------------------------------------------------
  9,000,000    Pitney Bowes, Inc., 5.915%-6.037%, 8/31/1995-9/21/1995                  8,946,163
               ------------------------------------------------------------------   ------------
               Total                                                                  21,896,659
               ------------------------------------------------------------------   ------------
               OIL & GAS--3.4%
               ------------------------------------------------------------------
  8,000,000    Shell Oil Co., 5.944%-6.220%, 9/15/1995-10/2/1995                       7,929,954
               ------------------------------------------------------------------   ------------
               PAPER/PRODUCTS--1.7%
               ------------------------------------------------------------------
  4,000,000    Kimberly-Clark, 5.771%, 9/18/1995                                       3,969,973
               ------------------------------------------------------------------   ------------
               PHARMACEUTICALS AND HEALTH CARE--3.4%
               ------------------------------------------------------------------
  4,000,000    Schering-Plough Corp., 6.155%, 9/5/1995                                 3,976,861
               ------------------------------------------------------------------
  4,000,000    Warner-Lambert Co., 5.803%, 10/23/1995                                  3,948,079
               ------------------------------------------------------------------   ------------
               Total                                                                   7,924,940
               ------------------------------------------------------------------   ------------


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               RETAIL STORES--3.0%
               ------------------------------------------------------------------
$ 7,000,000    Toys R Us, Inc., 5.807%, 8/17/1995                                   $  6,982,267
               ------------------------------------------------------------------   ------------
               TELECOMMUNICATIONS--1.7%
               ------------------------------------------------------------------
  4,000,000    U.S. West Communications, Inc., 5.944%, 8/11/1995                       3,993,556
               ------------------------------------------------------------------   ------------
               TRANSPORTATION--3.8%
               ------------------------------------------------------------------
  9,000,000    United Parcel Service of America, Inc., 5.889%-6.028%,
               8/9/1995-9/7/1995                                                       8,964,826
               ------------------------------------------------------------------   ------------
               TOTAL COMMERCIAL PAPER                                                198,745,289
               ------------------------------------------------------------------   ------------
**REPURCHASE AGREEMENTS--15.5%
---------------------------------------------------------------------------------
 10,000,000    Bear, Stearns & Co., Inc., 5.80%, dated 7/31/1995, due 8/1/1995        10,000,000
               ------------------------------------------------------------------
 16,311,000    Nesbitt Burns, 5.82%, dated 7/31/1995, due 8/1/1995                    16,311,000
               ------------------------------------------------------------------
 10,000,000    J.P. Morgan Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995     10,000,000
               ------------------------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                                            36,311,000
               ------------------------------------------------------------------   ------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                 $235,056,289+
               ------------------------------------------------------------------   ------------

 * Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

** The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

 + Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($233,808,744)
      at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------
Investments in repurchase agreements                                $ 36,311,000
-----------------------------------------------------------------
Investments in securities                                            198,745,289
-----------------------------------------------------------------   ------------
     Total investments, at amortized cost and value                                 $235,056,289
--------------------------------------------------------------------------------
Cash                                                                                         308
--------------------------------------------------------------------------------
Income receivable                                                                          5,865
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    235,062,462
--------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable to Adviser                                                        97,171
-----------------------------------------------------------------
Dividends payable                                                      1,100,692
-----------------------------------------------------------------
Accrued expenses                                                          55,855
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 1,253,718
--------------------------------------------------------------------------------    ------------
NET ASSETS for 233,808,744 shares of beneficial interest outstanding                $233,808,744
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Trust Shares ($223,640,180 / 223,640,180 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------
Investment Shares ($10,168,564 / 10,168,564 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest income                                                                        $13,526,740
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  958,506
---------------------------------------------------------------------
Administrative personnel and services fee                                   265,038
---------------------------------------------------------------------
Custodian fee                                                                22,146
---------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees and
expenses                                                                     57,676
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     6,771
---------------------------------------------------------------------
Auditing fees                                                                13,066
---------------------------------------------------------------------
Legal fees                                                                    5,545
---------------------------------------------------------------------
Fund share registration costs                                                29,953
---------------------------------------------------------------------
Printing and postage                                                         19,975
---------------------------------------------------------------------
Insurance premiums                                                            8,210
---------------------------------------------------------------------
Distribution services fee                                                    33,414
---------------------------------------------------------------------    ----------
     Total expenses                                                       1,420,300
---------------------------------------------------------------------
Deduct--
---------------------------------------------------------------------
  Waiver of investment advisory fee                          $190,170
----------------------------------------------------------
  Waiver of distribution services fee                          33,414
----------------------------------------------------------
  Waiver of custodian fee                                      22,146       245,730
----------------------------------------------------------   --------    ----------
     Net expenses                                                                        1,174,570
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                        $12,352,170
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)

FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                                --------------------------------
                                                                     1995              1994
                                                                ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $    12,352,170    $   6,633,051
-------------------------------------------------------------   ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Dividends to shareholders from net investment income:
-------------------------------------------------------------
Trust Shares                                                        (11,852,325)      (6,444,903)
-------------------------------------------------------------
Investment Shares                                                      (499,845)        (188,148)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from distributions to shareholders        (12,352,170)      (6,633,051)
-------------------------------------------------------------   ---------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                      1,139,381,157      868,472,344
-------------------------------------------------------------
Cost of shares redeemed                                          (1,124,845,195)    (833,978,799)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from Fund share transactions               14,535,962       34,493,545
-------------------------------------------------------------   ---------------    -------------
          Change in net assets                                       14,535,962       34,493,545
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                 219,272,782      184,779,237
-------------------------------------------------------------   ---------------    -------------
End of period                                                   $   233,808,744    $ 219,272,782
-------------------------------------------------------------   ---------------    -------------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Commercial Paper Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

   Risks may arise from the potential inability of counterparties to honor the terms of the agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

F. OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $233,808,744. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                         TRUST SHARES                                 1995              1994
--------------------------------------------------------------   --------------     ------------
Shares sold                                                       1,114,106,500      848,035,515
--------------------------------------------------------------
Shares redeemed                                                  (1,103,592,384)    (814,974,172)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Trust Share transactions              10,514,116       33,061,343
--------------------------------------------------------------   --------------     ------------
INVESTMENT SHARES
--------------------------------------------------------------
Shares sold                                                          25,274,657       20,436,829
--------------------------------------------------------------
Shares redeemed                                                     (21,252,811)     (19,004,627)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Investment Share transactions          4,021,846        1,432,202
--------------------------------------------------------------   --------------     ------------
       Net change resulting from Fund share transactions             14,535,962       34,493,545
--------------------------------------------------------------   --------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses. The custodian may choose to voluntarily waive all or a portion of its fees.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of

FOUNTAIN SQUARE FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Commercial Paper Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Commercial Paper Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP

Pittsburgh, Pennsylvania

September 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

                 Fountain Square Commercial Paper Fund        Fountain Square Funds
                 Investment Shares                            c/o Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
TRUST SHARES

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER

Cusip 350756201
9052205A-I (9/95)
65-0921


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
TRUST SHARES
PROSPECTUS

The Trust Shares of Fountain Square Commercial Paper Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in money market instruments, consisting primarily of commercial paper, to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Trust Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 579-6039 in Cincinnati or toll-free (800) 654-5372.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
-----------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
       Variable Rate Demand Notes                                              4
       Bank Instruments                                                        4
       Short-Term Credit Facilities                                            4
     Ratings                                                                   5
     Credit Enhancement                                                        5
     Demand Features                                                           5
     Repurchase Agreements                                                     5
     When-Issued and Delayed Delivery
       Transactions                                                            5
     Concentration of Investments                                              6
     Investment Limitations                                                    6
     Regulatory Compliance                                                     6

FOUNTAIN SQUARE FUNDS INFORMATION                                              7
------------------------------------------------------
  Management of the Trust                                                      7
     Board of Trustees                                                         7
     Investment Adviser                                                        7
     Advisory Fees                                                           7
     Adviser's Background                                                    7
     Distribution of Trust Shares                                              7
     Payments to Financial Institutions                                        8
  Administration of the Fund                                                   8
     Administrative Services                                                   8
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               9
     Independent Auditors                                                      9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      9
------------------------------------------------------
  Share Purchases                                                              9
     Through Fifth Third Bank                                                  9
  Minimum Investment Required                                                 10
  What Shares Cost                                                            10
  Certificates and Confirmations                                              10
  Dividends                                                                   10
  Capital Gains                                                               11

EXCHANGES                                                                     11
------------------------------------------------------

REDEEMING TRUST SHARES                                                        12
------------------------------------------------------
  Through Fifth Third Bank                                                    12
     By Telephone                                                             12
     By Mail                                                                  12
     Receiving Payment                                                        13
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------
  Voting Rights                                                               13
  Massachusetts Law                                                           14

EFFECT OF BANKING LAWS                                                        14
------------------------------------------------------

TAX INFORMATION                                                               15
------------------------------------------------------
  Federal Income Tax                                                          15

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                26
------------------------------------------------------

ADDRESSES                                                                     27
------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                        TRUST SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)...................................................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)......................................              None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)......................................              None
Redemption Fees (as a percentage of amount redeemed, if applicable)........              None
Exchange Fee...............................................................              None
                           ANNUAL TRUST SHARES OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)...........................................             0.32%
12b-1 Fee..................................................................              None
Other Expenses(2)..........................................................             0.17%
     Total Trust Shares Operating Expenses(3)..............................             0.49%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) Other expenses have been reduced to reflect the voluntary waiver of its fee by the custodian.



(3) Total Operating Expenses would have been 0.58% absent the voluntary waiver by the investment adviser and custodian.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   -------   --------   --------   ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
charges no redemption fees for Trust Shares.............     $5        $16        $27         $62



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND



FINANCIAL HIGHLIGHTS--TRUST SHARES

--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 26.



                                                             YEAR ENDED JULY 31,
                                   ------------------------------------------------------------------------
                                    1995       1994       1993       1992       1991       1990      1989*
                                   ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
  Net investment income              0.05       0.03       0.03       0.04       0.07       0.08       0.01
---------------------------------  ------     ------     ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
---------------------------------
  Distributions to shareholders
  from net investment income        (0.05)     (0.03)     (0.03)     (0.04)     (0.07)     (0.08)     (0.01)
---------------------------------  ------     ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------  ------     ------     ------     ------     ------     ------     ------
TOTAL RETURN**                       5.25%      3.02%      2.78%      4.27%      6.89%      8.22%      1.19%
---------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------
  Expenses                           0.49%      0.49%      0.48%      0.46%      0.50%      0.53%      0.45%(b)
---------------------------------
  Net investment income              5.12%      2.97%      2.75%      4.19%      6.61%      7.86%      8.95%(b)
---------------------------------
  Expense waiver/
  reimbursement(a)                   0.09%      0.10%      0.12%      0.14%      0.14%      0.16%      0.35%(b)
---------------------------------
SUPPLEMENTAL DATA
---------------------------------
  Net assets, end of period
  (000 omitted)                    $223,640   $213,126   $180,065   $194,308   $213,889   $174,727   $62,225
---------------------------------



 * Reflects operations for the period from June 14, 1989 (date of initial public offering) to July 31, 1989.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Trust Shares ("Shares") of the Fund.


Trust Shares are designed for Trust clients of The Fifth Third Bank ("Fifth Third Bank") and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments, consisting primarily of commercial paper, maturing in 13 months or less. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less, with at least 65% of its assets invested in commercial paper. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar weighted basis, will be 90 days or less.

Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate debt obligations, including variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, bankers' acceptances and other instruments issued by domestic and foreign banks and other deposit institutions ("Bank Instruments");


     - short-term credit facilities, such as demand notes;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase. The Staff of the Securities and Exchange Commission has taken the position that variable rate demand notes are not commercial paper; although the Fund disagrees with this determination, variable rate demand notes will not be included in the 65% of Fund assets which will be invested in commercial paper. In the event that the Staff of the Securities and Exchange Commission changes its position on this matter, the Fund may include variable rate demand notes in the 65% minimum commercial paper investment without notifying shareholders.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party.


     The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participation in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

CREDIT ENHANCEMENT. The Fund may acquire securities that have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances, applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


CONCENTRATION OF INVESTMENTS. The Fund will invest at least 65% of its total assets in commercial paper and in excess of 25% of the Fund's assets will be comprised of commercial paper issued by finance companies unless the Fund is in a temporary defensive position as a result of economic conditions. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets; or

     - with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment adviser believes such a strategy to be prudent.

The above investment limitations cannot be changed without shareholder approval.

As a matter of investment practice, which can be changed by the Trustees without shareholder approval, the Fund will not invest more than 10% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Combined Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.


     As part of its regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF TRUST SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.



PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


                                               AVERAGE AGGREGATE DAILY NET
             MAXIMUM ADMINISTRATIVE FEE            ASSETS OF THE TRUST
          --------------------------------   --------------------------------
                     .15 of 1%                  on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .10 of 1%                   on the next $250 million
                     .075 of 1%                   on assets in excess of
                                                        $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion




The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. A customer of Fifth Third Bank may purchase Trust Shares of the Fund through Fifth Third Bank. All other investors should purchase Trust Shares directly from the distributor. In connection with the sale of Trust Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK. A customer of Fifth Third Bank may telephone Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372 to place an order to purchase Trust Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to Fifth Third Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Commercial Paper Fund -- Trust Shares. Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.



The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.


CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.


REDEEMING TRUST SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


THROUGH FIFTH THIRD BANK

BY TELEPHONE. A shareholder who is a customer of Fifth Third Bank may redeem Shares by telephoning Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372. For calls received before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 12:00 noon (Cincinnati time) proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Bank or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Bank may redeem Shares by sending a written request to Fifth Third Bank at the following address: 38 Fountain Square Plaza, Cincinnati, Ohio, 45263, Attn: Fountain Square Funds Department. The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


     - a savings and loan association or a savings bank whose deposits are insured by the SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT.   Normally, a check for the proceeds is mailed to the
shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.


MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Trust Shares.

The yield of Trust Shares represents the annualized rate of income earned on an investment in Trust Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Trust Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Trust Shares of the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares for the same period will exceed that of Investment Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Investment Shares of the Fund are sold to investors who are not clients of the Trust Department of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Investment Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan whereby the distributor is paid a fee of up to .35 of 1% of the Investment Shares' average daily net assets. Trust shares are distributed without a Rule 12b-1 Plan.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Investment Shares, investors may call (513) 579-6039 in Cincinnati or toll free (800) 654-5372.



FOUNTAIN SQUARE COMMERCIAL PAPER FUND

PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
              *COMMERCIAL PAPER--85.0%
---------------------------------------------------------------------------------
               AUTO & TRUCKS--1.7%
               ------------------------------------------------------------------
$ 4,000,000    Daimler-Benz, 5.911%, 10/10/1995                                     $  3,955,511
               ------------------------------------------------------------------   ------------
               BANKING--19.5%
               ------------------------------------------------------------------
  4,000,000    A.I.G. Funding, 5.957%, 9/19/1995                                       3,968,477
               ------------------------------------------------------------------
  8,000,000    Banc One Corp., 5.784%-6.055%, 9/11/1995-11/6/1995                      7,920,943
               ------------------------------------------------------------------
  5,000,000    Morgan (J.P.) & Co., 5.821%, 9/1/1995                                   4,975,458
               ------------------------------------------------------------------
 10,000,000    Rabobank Nederland, 5.891%-6.113%, 8/10/1995-10/25/1995                 9,937,257
               ------------------------------------------------------------------
  8,000,000    Republic National Bank of New York, 5.738%-5.775%,
               10/13/1995-12/22/1995                                                   7,877,168
               ------------------------------------------------------------------
  6,000,000    Societe Generale N.A., Inc., 5.664%-5.912%, 10/26/1995-12/8/1995        5,900,312
               ------------------------------------------------------------------
  5,000,000    Wachovia Corp., 6.134%, 8/2/1995                                        4,999,172
               ------------------------------------------------------------------   ------------
               Total                                                                  45,578,787
               ------------------------------------------------------------------   ------------
               CHEMICAL--2.1%
               ------------------------------------------------------------------
  5,000,000    duPont (E.I.) deNemours and Co., 6.023%, 8/3/1995                       4,998,364
               ------------------------------------------------------------------   ------------
               CONSUMER PRODUCTS--3.8%
               ------------------------------------------------------------------
  6,000,000    Hewlett-Packard Co., 5.784%-5.818%, 10/10/1995-10/30/1995               5,924,783
               ------------------------------------------------------------------
  3,000,000    Procter & Gamble Co., 5.732%, 9/6/1995                                  2,983,200
               ------------------------------------------------------------------   ------------
               Total                                                                   8,907,983
               ------------------------------------------------------------------   ------------
               DIVERSIFIED--2.5%
               ------------------------------------------------------------------
  6,000,000    Cargill, Inc., 5.894%, 9/27/1995                                        5,945,565
               ------------------------------------------------------------------   ------------
               EDUCATION--8.0%
               ------------------------------------------------------------------
  8,000,000    Harvard University, 6.03%-6.10%, 8/7/1995-8/14/1995                     7,988,668
               ------------------------------------------------------------------
 10,675,000    Stanford University, 5.899%-6.715%, 8/1/1995-11/13/1995                10,613,537
               ------------------------------------------------------------------   ------------
               Total                                                                  18,602,205
               ------------------------------------------------------------------   ------------
               FINANCE--AUTOMOTIVE--1.3%
               ------------------------------------------------------------------
  3,000,000    Associates Corp. of North America, 6.072%, 8/2/1995                     2,999,505
               ------------------------------------------------------------------   ------------




FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               FINANCE--COMMERCIAL--15.3%
               ------------------------------------------------------------------
$ 3,000,000    A.I. Credit Corp., 5.880%, 10/12/1995                                $  2,965,800
               ------------------------------------------------------------------
  7,000,000    General Electric Capital Corp., 5.786%-5.819%, 8/8/1995-11/28/1995      6,922,625
               ------------------------------------------------------------------
  4,000,000    MetLife Funding Corp., 6.05%, 8/22/1995                                 3,986,280
               ------------------------------------------------------------------
 11,000,000    Norwest Corp., 5.849%-6.19%, 8/14/1995-10/17/1995                      10,926,508
               ------------------------------------------------------------------
 11,000,000    Paccar Financial Corp., 6.094%-6.115%, 8/9/1995-8/23/1995              10,974,131
               ------------------------------------------------------------------   ------------
               Total                                                                  35,775,344
               ------------------------------------------------------------------   ------------
               FOOD AND BEVERAGE--4.4%
               ------------------------------------------------------------------
  5,000,000    Coca-Cola Co., 5.911%, 9/8/1995                                         4,969,547
               ------------------------------------------------------------------
  5,399,000    Nestle Capital, 5.921%-5.997%, 9/5/1995-10/23/1995                      5,350,303
               ------------------------------------------------------------------   ------------
               Total                                                                  10,319,850
               ------------------------------------------------------------------   ------------
               MANUFACTURING--9.4%
               ------------------------------------------------------------------
  5,000,000    Emerson Electric Co., 6.015%, 8/4/1995                                  4,997,563
               ------------------------------------------------------------------
  8,000,000    Minnesota Mining & Manufacturing Co., 5.899%-5.985%,
               8/25/1995-9/14/1995                                                     7,952,933
               ------------------------------------------------------------------
  9,000,000    Pitney Bowes, Inc., 5.915%-6.037%, 8/31/1995-9/21/1995                  8,946,163
               ------------------------------------------------------------------   ------------
               Total                                                                  21,896,659
               ------------------------------------------------------------------   ------------
               OIL & GAS--3.4%
               ------------------------------------------------------------------
  8,000,000    Shell Oil Co., 5.944%-6.220%, 9/15/1995-10/2/1995                       7,929,954
               ------------------------------------------------------------------   ------------
               PAPER/PRODUCTS--1.7%
               ------------------------------------------------------------------
  4,000,000    Kimberly-Clark, 5.771%, 9/18/1995                                       3,969,973
               ------------------------------------------------------------------   ------------
               PHARMACEUTICALS AND HEALTH CARE--3.4%
               ------------------------------------------------------------------
  4,000,000    Schering-Plough Corp., 6.155%, 9/5/1995                                 3,976,861
               ------------------------------------------------------------------
  4,000,000    Warner-Lambert Co., 5.803%, 10/23/1995                                  3,948,079
               ------------------------------------------------------------------   ------------
               Total                                                                   7,924,940
               ------------------------------------------------------------------   ------------



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                               VALUE
-----------    ------------------------------------------------------------------   ------------
COMMERCIAL PAPER--CONTINUED
---------------------------------------------------------------------------------
               RETAIL STORES--3.0%
               ------------------------------------------------------------------
$ 7,000,000    Toys R Us, Inc., 5.807%, 8/17/1995                                   $  6,982,267
               ------------------------------------------------------------------   ------------
               TELECOMMUNICATIONS--1.7%
               ------------------------------------------------------------------
  4,000,000    U.S. West Communications, Inc., 5.944%, 8/11/1995                       3,993,556
               ------------------------------------------------------------------   ------------
               TRANSPORTATION--3.8%
               ------------------------------------------------------------------
  9,000,000    United Parcel Service of America, Inc., 5.889%-6.028%,
               8/9/1995-9/7/1995                                                       8,964,826
               ------------------------------------------------------------------   ------------
               TOTAL COMMERCIAL PAPER                                                198,745,289
               ------------------------------------------------------------------   ------------
             **REPURCHASE AGREEMENTS--15.5%
---------------------------------------------------------------------------------
 10,000,000    Bear, Stearns & Co., Inc., 5.80%, dated 7/31/1995, due 8/1/1995        10,000,000
               ------------------------------------------------------------------
 16,311,000    Nesbitt Burns, 5.82%, dated 7/31/1995, due 8/1/1995                    16,311,000
               ------------------------------------------------------------------
 10,000,000    J.P. Morgan Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995     10,000,000
               ------------------------------------------------------------------   ------------
               TOTAL REPURCHASE AGREEMENTS                                            36,311,000
               ------------------------------------------------------------------   ------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                 $235,056,289+
               ------------------------------------------------------------------   ------------

 * Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

** The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

 + Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($233,808,744)
      at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)





FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $ 36,311,000
-----------------------------------------------------------------
Investments in securities                                            198,745,289
-----------------------------------------------------------------   ------------
     Total investments, at amortized cost and value                                 $235,056,289
--------------------------------------------------------------------------------
Cash                                                                                         308
--------------------------------------------------------------------------------
Income receivable                                                                          5,865
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    235,062,462
--------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------
Payable to Adviser                                                        97,171
-----------------------------------------------------------------
Dividends payable                                                      1,100,692
-----------------------------------------------------------------
Accrued expenses                                                          55,855
-----------------------------------------------------------------   ------------
     Total liabilities                                                                 1,253,718
--------------------------------------------------------------------------------    ------------
NET ASSETS for 233,808,744 shares of beneficial interest outstanding                $233,808,744
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price, and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------
Trust Shares ($223,640,180 / 223,640,180 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------
Investment Shares ($10,168,564 / 10,168,564 shares of beneficial interest
  outstanding)                                                                             $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest income                                                                        $13,526,740
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $  958,506
---------------------------------------------------------------------
Administrative personnel and services fee                                   265,038
---------------------------------------------------------------------
Custodian fee                                                                22,146
---------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees and
expenses                                                                     57,676
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     6,771
---------------------------------------------------------------------
Auditing fees                                                                13,066
---------------------------------------------------------------------
Legal fees                                                                    5,545
---------------------------------------------------------------------
Fund share registration costs                                                29,953
---------------------------------------------------------------------
Printing and postage                                                         19,975
---------------------------------------------------------------------
Insurance premiums                                                            8,210
---------------------------------------------------------------------
Distribution services fee                                                    33,414
---------------------------------------------------------------------    ----------
     Total expenses                                                       1,420,300
---------------------------------------------------------------------
Deduct--
---------------------------------------------------------------------
  Waiver of investment advisory fee                          $190,170
----------------------------------------------------------
  Waiver of distribution services fee                          33,414
----------------------------------------------------------
  Waiver of custodian fee                                      22,146       245,730
----------------------------------------------------------   --------    ----------
     Net expenses                                                                        1,174,570
-----------------------------------------------------------------------------------    -----------
          Net investment income                                                        $12,352,170
-----------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                      YEAR ENDED JULY 31,
                                                                --------------------------------
                                                                     1995              1994
                                                                ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                           $    12,352,170    $   6,633,051
-------------------------------------------------------------   ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Dividends to shareholders from net investment income:
-------------------------------------------------------------
Trust Shares                                                        (11,852,325)      (6,444,903)
-------------------------------------------------------------
Investment Shares                                                      (499,845)        (188,148)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from distributions to shareholders        (12,352,170)      (6,633,051)
-------------------------------------------------------------   ---------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                      1,139,381,157      868,472,344
-------------------------------------------------------------
Cost of shares redeemed                                          (1,124,845,195)    (833,978,799)
-------------------------------------------------------------   ---------------    -------------
     Change in net assets from Fund share transactions               14,535,962       34,493,545
-------------------------------------------------------------   ---------------    -------------
          Change in net assets                                       14,535,962       34,493,545
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                 219,272,782      184,779,237
-------------------------------------------------------------   ---------------    -------------
End of period                                                   $   233,808,744    $ 219,272,782
-------------------------------------------------------------   ---------------    -------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE COMMERCIAL PAPER FUND

NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Commercial Paper Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

   Risks may arise from the potential inability of counterparties to honor the terms of the agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

F. OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $233,808,744. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                         TRUST SHARES                                 1995              1994
--------------------------------------------------------------   --------------     ------------
Shares sold                                                       1,114,106,500      848,035,515
--------------------------------------------------------------
Shares redeemed                                                  (1,103,592,384)    (814,974,172)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Trust Share transactions              10,514,116       33,061,343
--------------------------------------------------------------   --------------     ------------
INVESTMENT SHARES
--------------------------------------------------------------
Shares sold                                                          25,274,657       20,436,829
--------------------------------------------------------------
Shares redeemed                                                     (21,252,811)     (19,004,627)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Investment Share transactions          4,021,846        1,432,202
--------------------------------------------------------------   --------------     ------------
       Net change resulting from Fund share transactions             14,535,962       34,493,545
--------------------------------------------------------------   --------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the


FOUNTAIN SQUARE COMMERCIAL PAPER FUND
--------------------------------------------------------------------------------

Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses. The custodian may choose to voluntarily waive all or a portion of its fees.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Commercial Paper Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Commercial Paper Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                 Fountain Square Commercial Paper Fund        Fountain Square Funds
                 Trust Shares                                 c/o Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------







FOUNTAIN SQUARE COMMERCIAL PAPER FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
TRUST SHARES
Combined Statement of Additional Information
    The Trust Shares and Investment Shares of Fountain Square Commercial
    Paper Fund (the "Fund") represent interests in a diversified portfolio of securities. This Combined Statement of Additional Information should be read with the respective prospectuses for Trust Shares and Investment Shares dated September 30, 1995. This Statement is not a prospectus itself. To receive a copy of the Trust Shares prospectus, customers of Fifth Third Bank may write to the Fountain Square Commercial Paper Fund or call (513) 579-6039 in Cincinnati, Ohio or toll-free (800) 654-5372.
    To receive a copy of the Investment Shares prospectus, customers of
    Fifth Third Securities may write to the Fountain Square Commercial Paper Fund or call (513) 744-8888 in Cincinnati, Ohio or toll-free (800) 334-0483.
    Fountain Square Funds
    c/o Fifth Third Bank
    38 Fountain Square Plaza
    Cincinnati, Ohio 45263
    Statement dated September 30, 1995
FIFTH THIRD BANK
Investment Adviser
GENERAL INFORMATION ABOUT THE FUND     1
INVESTMENT OBJECTIVE AND POLICIES      1
 Types of Investments                 1
 When-Issued and Delayed Delivery
   Transactions                        2
 Repurchase Agreements                2
 Reverse Repurchase Agreements        2
 Investment Limitations               2
FOUNTAIN SQUARE FUNDS MANAGEMENT       4
 Officers and Trustees                4
 Fund Ownership                       5
 Trustees' Compensation               5
 Trustee Liability                    6
INVESTMENT ADVISORY SERVICES           6
 Adviser to the Fund                  6
 Advisory Fees                        6
BROKERAGE TRANSACTIONS                 6
 Transfer Agent and Dividend
   Disbursing Agent                    7
PURCHASING SHARES                      7
 Distribution Plan (Investment
   Shares)                             7
 Conversion to Federal Funds          8
DETERMINING NET ASSET VALUE            8
 Use of the Amortized Cost Method     8
REDEEMING SHARES                       9
 Redemption in Kind                   9
TAX STATUS                             9
 The Fund's Tax Status                9
 Shareholders' Tax Status             9
YIELD                                 10
EFFECTIVE YIELD                       10
PERFORMANCE COMPARISONS               10
GENERAL INFORMATION ABOUT THE FUND
Fountain Square Commercial Paper Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.
Shares of the Fund are offered in two classes, Trust Shares and Investment Shares (individually and collectively referred to as "Shares"). This Combined Statement of Additional Information relates to the above-mentioned Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in money market instruments which mature in 13 months or less. At least 65% of the assets of the Fund will be invested in commercial paper. The remaining portion of Fund assets will be invested in money market instruments which include, but are not limited to, bank instruments and U.S. government obligations.
The instruments of banks and savings and loans whose deposits are insured by Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, and bankers' acceptances, are not necessarily guaranteed by that organization.
   U.S. Government Obligations
      The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
      o  the full faith and credit of the U.S. Treasury;
      o  the issuer's right to borrow from the U.S. Treasury;
      o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
      o the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
      o Farm Credit Banks;
      o  Federal Home Loan Banks;
      o  Federal National Mortgage Association;
      o  Student Loan Marketing Association; and
      o Federal Home Loan Mortgage Corporation.
   Bank Instruments
      In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:
      o  Eurodollar Certificates of Deposit issued by foreign branches of
        U.S. or foreign banks;
      o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
      o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled. INVESTMENT LIMITATIONS
   Selling Short and Buying on Margin
      The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized.
   Pledging Securities
      The Fund will not pledge securities.
   Investing in Commodities, Commodity Contracts, or Real Estate
      The Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests.
   Underwriting
      The Fund will not engage in underwriting of securities issued by others. Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable rate demand notes, permitted by its investment objective and policies.
   Acquiring Securities
      The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.
   Diversification of Investments
      With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Fund's total assets may be invested in a single issuer if the investment adviser believes such a strategy to be prudent.
      The Fund considers the type of bank obligations it purchases cash items. Concentration of Investments
      The Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Fund will not invest more than 25% of its net assets in instruments of foreign banks.
   Investing in Securities of Other Investment Companies
      The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.
The above investment limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following investment limitations, however, may be changed by Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   Investing in Restricted Securities
      The Fund will not invest more than 10% of the value of its net assets in securities which are subject to restrictions on resale under federal securities laws.
   Investing in New Issuers
      The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
   Investing in Minerals
      The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
In order to permit the sale of Shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Accordingly, the Fund has undertaken not to invest in: real estate limited partnerships; oil, gas, or other mineral leases; warrants; or the securities of any issuer if the officers, directors, or trustees of the Fund or its investment adviser owning beneficially more than 0.5% of the securities of such issuer together own beneficially more than 5% of such securities. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of its shares in the state involved.
FOUNTAIN SQUARE FUNDS MANAGEMENT
OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, Federated Investors, Federated Securities Corp., or Federated Administrative Services.

J. Christopher Donahue *+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Chairman of the Board of Trustees, President and Treasurer
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds.

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945
Member of the Board of Trustees
President of Carey Leggett Realty Advisors.

Lee A. Carter +
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH
Birthdate:  December 17, 1938
Member of the Board of Trustees
Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932
Member of the Board of Trustees
Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors; prior to January, 1991, Associate Counsel, The Boston Company Advisors, Inc.

*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
+Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.
As of July 31, 1995, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 223,640,168 Trust Shares (100%) of the Fund.
As of July 31, 1995, no shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund:
Trustees' Compensation
NAME ,                     AGGREGATE
POSITION WITH              COMPENSATION FROM
TRUST                      TRUST*+
J. Christopher Donahue        $      0
Chairman of Board of
Trustees, President and Treasurer

Edward Burke Carey            $ 7,800
Trustee

Lee A. Carter                 $ 7,800
Trustee

Albert E. Harris              $ 7,800
Trustee

* Information is furnished for the fiscal year ended July 31, 1995. The Trust is the only investment company in the Fund complex.
+The aggregate compensation is provided for the Trust which is comprised of ten portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND
The Fund's investment adviser is Fifth Third Bank (the "Adviser"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Fifth Third Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Fifth Third Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended July 31, 1995, 1994, and 1993,, the Adviser earned $958,506, $891,943, and $796,334,, respectively, of which $190,170, $224,244, and $243,753, were voluntarily waived, respectively, because of undertakings to limit the Fund's expenses.
   State Expense Limitations
      The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation up to the amount of the advisory fee in any single fiscal year.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced, in any single fiscal year, by the amount of the excess, subject to an annual adjustment.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o  advice as to the advisability of investing in securities;
   o  security analysis and reports;
   o  economic studies;
   o  industry studies;
   o  receipt of quotations for portfolio evaluations; and
   o  similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce expenses.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund did not pay any commissions on brokerage transactions.
Administrative Services
Until December 1, 1995, Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund incurred administrative service fees of $265,038, $256,533, and $248,161, respectively.
Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, will provide administrative services to the Funds for the fees set forth in the prospectus.
Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.
PURCHASING SHARES
Shares are sold at their net asset value without a sales load on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Investment Shares" and "Investing in Trust Shares."
DISTRIBUTION PLAN (INVESTMENT SHARES)
With respect to the Investment Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment Shares of the Fund subject to the Plan. Such activities may include the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and, implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Investment Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.
The Board of Trustees expects that the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal year ended July 31, 1995, distribution fees paid to Federated Securities Corp. amounted to $33,414, all of which was voluntarily waived. CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE
The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
   Monitoring Procedures
      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50 of 1% between the two values.
      The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   Investment Restrictions
      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES
The Fund redeems Shares at the next computed net asset value after the Fifth Third Bank receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Investment Shares" and "Redeeming Trust Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS
THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
   Capital Gains
      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD
The yield for Investment Shares and Trust Shares were 5.46%. and 5.46%, respectively, for the seven-day period ended July 31, 1995.
The Fund calculates the yield for both classes of Shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a
   o balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD
The effective yield for Investment Shares and Trust Shares were 5.61% and 5.61%, respectively, for the seven-day period ended July 31, 1995.
The Fund's effective yield for both classes of Shares is computed by compounding the unannualized base period return by:
   o  adding 1 to the base period return;
   o  raising the sum to the 365/7th power; and
   o  subtracting 1 from the result.
PERFORMANCE COMPARISONS
The performance of both classes of shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the expenses of the Fund or of either class of shares; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the compositions of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the money market instruments category in advertising and sales literature.
   o BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.
Cusip 350756201
Cusip 350756300
9052205B (9/95)

FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
INVESTMENT SHARES

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER

Cusip 350756508
1041201A-R (9/95)
65-0920


FOUNTAIN SQUARE GOVERNMENT

CASH RESERVES FUND
(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
PROSPECTUS

The Investment Shares of Fountain Square Government Cash Reserves Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. Please see the "Tax Information" section of this prospectus.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Investment Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 744-8888 in Cincinnati or toll-free (800) 334-0483.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------
FINANCIAL HIGHLIGHTS--
  INVESTMENT SHARES                                                            2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     When-Issued and Delayed Delivery
       Transactions                                                            4
  Investment Limitations                                                       4

FOUNTAIN SQUARE FUNDS INFORMATION                                              4
------------------------------------------------------
  Management of the Trust                                                      4
     Board of Trustees                                                         4
     Investment Adviser                                                        4
       Advisory Fees                                                           5
       Adviser's Background                                                    5
  Distribution of Investment Shares                                            5
     Distribution Plan                                                         5
     Other Payments to Financial
       Institutions                                                            6
  Administration of the Fund                                                   6
     Administrative Services                                                   6
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               7
     Independent Auditors                                                      7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      7
------------------------------------------------------
  Share Purchases                                                              7
     Through Fifth Third Securities                                            8
  Minimum Investment Required                                                  8
  What Shares Cost                                                             8
  Certificates and Confirmations                                               8
  Dividends                                                                    9
  Capital Gains                                                                9

EXCHANGES                                                                      9
------------------------------------------------------

REDEEMING INVESTMENT SHARES                                                   10
------------------------------------------------------
  Through Fifth Third Securities                                              10
     By Telephone                                                             10
     By Mail                                                                  10
     Receiving Payment                                                        11
  Accounts with Low Balances                                                  11

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11
  Massachusetts Law                                                           12

EFFECT OF BANKING LAWS                                                        12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------
  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                22
------------------------------------------------------

ADDRESSES                                                                     23

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                     INVESTMENT SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).........    None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................    None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................    None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................    None
Exchange Fee........................................................................    None
                        ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                          (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.30%
12b-1 Fee (after waiver)(2).........................................................    0.00%
Other Expenses......................................................................    0.20%
     Total Investment Shares Operating Expenses(3)..................................    0.50%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) The 12b-1 has been reduced to reflect the voluntary waiver by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.35%.



(3) Total Investment Shares operating expenses would have been 0.95% absent the voluntary waiver by the investment adviser and the distributor.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN INVESTMENT SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



                           EXAMPLE                             1 year   3 years   5 years   10 years
-------------------------------------------------------------  -------  --------  --------  ---------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period. The Fund charges no redemption fees
for Investment Shares........................................    $5       $16       $28        $63



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 22.



                                                               YEAR ENDED JULY 31,
                                                     ---------------------------------------
                                                      1995       1994       1993      1992*
                                                     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                0.05       0.03       0.03       0.03
-------------------------------------------------    ------     ------     ------     ------
LESS DISTRIBUTIONS
-------------------------------------------------
  Dividends to shareholders from net
  investment income                                   (0.05)     (0.03)     (0.03)     (0.03)
-------------------------------------------------    ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD                       $ 1.00     $ 1.00     $ 1.00     $ 1.00
-------------------------------------------------    ------     ------     ------     ------
TOTAL RETURN**                                         5.22%      3.03%      2.76%      2.61%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                             0.50%      0.50%      0.50%      0.50%(b)
-------------------------------------------------
  Net investment income                                5.17%      2.96%      3.22%      3.68%(b)
-------------------------------------------------
  Expense waiver/reimbursement(a)                      0.45%      0.48%      0.50%      0.50%(b)
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)            $45,726    $11,073    $10,923    $8,726
-------------------------------------------------



 * Reflects operations for the period from November 25, 1991 (date of initial public investment) to July 31, 1992.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Investment Shares of the Fund.


Investment Shares ("Shares") are designed for investors who are not clients of the Trust Department of The Fifth Third Bank ("Fifth Third Bank") or its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to U.S. government obligations. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Information" section of this prospectus.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:


     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and



     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit Banks; Federal Home Loan Banks; and Student Loan Marketing Association.



Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.



     As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF INVESTMENT SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.



DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, the Fund will pay to the distributor an amount computed at an annual rate of up to 0.35% of the average daily net asset value of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan.



The distributor may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.


The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and brokers/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options; account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions will receive fees from the distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE           NET ASSETS OF THE TRUST
---------------------    ----------------------------------
      .15 of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
                            on assets in excess of $750
     .075 of 1%                       million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES


Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. Customers of Fifth Third Securities may purchase Investment Shares through Fifth Third Securities. All other investors should purchase Investment Shares directly from the distributor. In connection with the sale of Investment Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchasing through Fifth Third Bank may not be available to investors in all states.



THROUGH FIFTH THIRD SECURITIES. A customer of Fifth Third Securities may telephone Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free
(800) 334-0483 to place an order to purchase Investment Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to the Fund either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Government Cash Reserves Fund -- Investment Shares. Investors not purchasing through Fifth Third Bank should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.



The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.


Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

Shareholders who are clients of Fifth Third Securities may exchange shares of one Fund for shares of any of the other funds in the Trust by calling Fifth Third Securities at (513) 744-8888 in Cincinnati or toll free (800) 334-0483 or sending a written request to Fifth Third Securities. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.


The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING INVESTMENT SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank or Fifth Third Securities.


THROUGH FIFTH THIRD SECURITIES


BY TELEPHONE. A shareholder who is a customer of Fifth Third Securities may redeem shares by telephoning Fifth Third Securities at (513) 744-8888 in Cincinnati or toll-free (800) 334-0483. All other investors may redeem through Federated Securities Corp. by calling 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, all other investors may redeem through BISYS Fund Services L.P. at 1-800-554-3862.


For calls received by Fifth Third Securities before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or Fifth Third Securities, or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Securities or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Securities may redeem Shares by sending a written request to Fifth Third Securities.

The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank or Fifth Third Securities for assistance in redeeming by mail.


Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the distributor.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Adviser deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Investment Shares.

The yield of Investment Shares represents the annualized rate of income earned on an investment in Investment Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Investment Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Investment Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares, for the same period, will exceed that of Investment Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Trust Shares are sold to trust customers of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Trust Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Trust Shares, investors may call
(513) 744-8888 in Cincinnati or toll free (800) 334-0483.



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1995

--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--100.2%
------------------------------------------------------------------------------------
$44,250,000       * Federal Farm Credit Bank Discount Notes, 5.663%-8.101%,
                    8/1/1995-11/9/1995                                                 $ 43,928,382
                    ----------------------------------------------------------------
  5,000,000      ** Federal Farm Credit Bank Floating Rate Note, 5.935%, 2/26/1996        4,993,628
                    ----------------------------------------------------------------
 74,900,000       * Federal Home Loan Bank Discount Notes, 5.683%-8.177%,
                    8/7/1995-11/20/1995                                                  74,157,399
                    ----------------------------------------------------------------
  5,000,000      ** Federal Home Loan Bank Floating Rate Notes, 5.75%, 12/15/1995         5,000,241
                    ----------------------------------------------------------------
  5,000,000         Federal Home Loan Bank Fixed Rate Notes, 5.82%, 10/19/1995            4,997,269
                    ----------------------------------------------------------------
  4,000,000       * Student Loan Marketing Association Discount Note, 5.80%,
                    9/20/1995                                                             3,968,889
                    ----------------------------------------------------------------
 15,000,000      ** Student Loan Marketing Association Floating Rate Notes,
                    5.67%-5.88%, 8/10/1995-12/14/1995                                    15,000,000
                    ----------------------------------------------------------------
 23,600,000      ** Student Loan Marketing Association Master Note 5.79%, 8/1/1995       23,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                     $175,645,808+
                    ----------------------------------------------------------------   ------------

 * Each issue shows the rate of discount at the time of purchase.

** Current rate and next demand date shown.

+ Also represents cost for federal tax purposes.

 Note: The category of investments is shown as a percentage of net assets ($175,328,820) at
      July 31, 1995.

(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $175,645,808
-------------------------------------------------------------------------------
Cash                                                                                     32,091
-------------------------------------------------------------------------------
Income receivable                                                                       543,243
-------------------------------------------------------------------------------
Deferred expenses                                                                         5,572
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   176,226,714
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Dividends payable                                                       799,670
--------------------------------------------------------------------
Payable to Adviser                                                       46,164
--------------------------------------------------------------------
Accrued expenses                                                         52,060
--------------------------------------------------------------------   --------
     Total liabilities                                                                  897,894
-------------------------------------------------------------------------------    ------------
NET ASSETS for 175,328,820 shares of beneficial interest outstanding               $175,328,820
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Trust Shares ($129,603,214 / 129,603,214 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------
Investment Shares ($45,725,606 / 45,725,606 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest income                                                                         $8,570,187
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  604,802
----------------------------------------------------------------------
Administrative personnel and services fee                                    166,528
----------------------------------------------------------------------
Custodian fee                                                                  8,917
----------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees
and expenses                                                                  41,559
----------------------------------------------------------------------
Director's/Trustee's fees                                                      2,837
----------------------------------------------------------------------
Auditing fees                                                                 13,066
----------------------------------------------------------------------
Legal fees                                                                     1,192
----------------------------------------------------------------------
Fund share registration costs                                                 39,935
----------------------------------------------------------------------
Printing and postage                                                          14,143
----------------------------------------------------------------------
Insurance premiums                                                             6,625
----------------------------------------------------------------------
Distribution services fee                                                    101,919
----------------------------------------------------------------------
Miscellaneous                                                                  8,861
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,010,384
----------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
Waiver of investment advisory fee                             $152,445
-----------------------------------------------------------
Waiver of distribution services fee                            101,919       254,364
-----------------------------------------------------------   --------    ----------
     Net expenses                                                                          756,020
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $7,814,167
------------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED JULY 31,
                                                                  ------------------------------
                                                                      1995             1994
                                                                  -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------
Net investment income                                             $   7,814,167    $   3,502,654
---------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------
Dividends to shareholders from net investment income:
---------------------------------------------------------------
Trust Shares                                                         (6,273,259)      (3,237,670)
---------------------------------------------------------------
Investment Shares                                                    (1,540,908)        (264,984)
---------------------------------------------------------------   -------------    -------------
     Change in net assets from distributions to shareholders         (7,814,167)      (3,502,654)
---------------------------------------------------------------   -------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
---------------------------------------------------------------
Proceeds from sale of shares                                        267,323,856      248,288,040
---------------------------------------------------------------
Cost of shares redeemed                                            (209,700,168)    (234,498,643)
---------------------------------------------------------------   -------------    -------------
     Change in net assets from Fund share transactions               57,623,688       13,789,397
---------------------------------------------------------------   -------------    -------------
          Change in net assets                                       57,623,688       13,789,397
---------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------
Beginning of period                                                 117,705,132      103,915,735
---------------------------------------------------------------   -------------    -------------
End of period                                                     $ 175,328,820    $ 117,705,132
---------------------------------------------------------------   -------------    -------------

(See Notes which are an integral part of the Financial Statements)




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Government Cash Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B.INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

C.FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

D.WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E.DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

F.OTHER--Investment transactions are accounted for on the trade date.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $175,328,820. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                  -----------------------------
                         TRUST SHARES                                 1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        195,672,222      226,131,178
---------------------------------------------------------------
Shares redeemed                                                   (172,701,456)    (212,491,332)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Trust share transactions                22,970,766       13,639,846
---------------------------------------------------------------   ------------     ------------

                       INVESTMENT SHARES
---------------------------------------------------------------
Shares sold                                                         71,651,634       22,156,862
---------------------------------------------------------------
Shares redeemed                                                    (36,998,712)     (22,007,311)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Investment share transactions           34,652,922          149,551
---------------------------------------------------------------   ------------     ------------
       Net change resulting from Fund share transactions            57,623,688       13,789,397
---------------------------------------------------------------   ------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $30,604 were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 10, 1991 (Fund's date of initial public investment). For the year ended July 31, 1995, the Fund paid $6,604, pursuant to this agreement.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Government Cash Reserves Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Government Cash Reserves Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania
September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                 Fountain Square Government                   Fountain Square Funds
                 Cash Reserves Fund                           c/o Fifth Third Bank
                 Investment Shares                            38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
TRUST SHARES

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER
Cusip 350756409
1041201A-I (9/95)
65-0919


FOUNTAIN SQUARE GOVERNMENT
CASH RESERVES FUND
(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
TRUST SHARES
PROSPECTUS

The Trust Shares of Fountain Square Government Cash Reserves Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. government securities to achieve high current income consistent with stability of principal and liquidity. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. Please see the "Tax Information" section of this prospectus.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED, OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in Trust Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Combined Statement of Additional Information for Trust Shares and Investment Shares, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 579-6039 in Cincinnati or toll-free (800) 654-5372.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     When-Issued and Delayed Delivery
       Transactions                                                            4
  Investment Limitations                                                       4

FOUNTAIN SQUARE FUNDS INFORMATION                                              4
------------------------------------------------------
  Management of the Trust                                                      4
     Board of Trustees                                                         4
     Investment Adviser                                                        4
       Advisory Fees                                                           5
       Adviser's Background                                                    5
  Distribution of Trust Shares                                                 5
       Payments to Financial Institutions                                      5
  Administration of the Fund                                                   6
     Administrative Services                                                   6
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               6
     Independent Auditors                                                      7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      7
------------------------------------------------------
  Share Purchases                                                              7
     Through Fifth Third Bank                                                  7
  Minimum Investment Required                                                  7
  What Shares Cost                                                             8
  Certificates and Confirmations                                               8
  Dividends                                                                    8
  Capital Gains                                                                8

EXCHANGES                                                                      8
------------------------------------------------------

REDEEMING TRUST SHARES                                                         9
------------------------------------------------------
  Through Fifth Third Bank                                                     9
     By Telephone                                                              9
     By Mail                                                                  10
     Receiving Payment                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11
  Massachusetts Law                                                           11

EFFECT OF BANKING LAWS                                                        11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------
  Federal Income Tax                                                          12
  State and Local Taxes                                                       12

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                21
------------------------------------------------------

ADDRESSES                                                                     22

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                         TRUST SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price).....................................................................             None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................             None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or
  redemption proceeds, as applicable)........................................             None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........             None
Exchange Fee.................................................................             None
                            ANNUAL TRUST SHARES OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................            0.30%
12b-1 Fee (after waiver).....................................................             None
Total Other Expenses.........................................................            0.20%
     Total Trust Shares Operating Expenses(2)................................            0.50%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) Total Trust Shares operating expenses would have been 0.60% absent the voluntary waiver by the investment adviser.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF TRUST SHARES WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           -------   --------   --------   ---------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
charges no redemption fees for Trust Shares.............     $5        $16        $28         $63



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND



FINANCIAL HIGHLIGHTS--TRUST SHARES

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 21.



                                                         YEAR ENDED JULY 31,
                                          --------------------------------------------------
                                           1995       1994       1993       1992      1991*
                                          ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                     0.05       0.03       0.03       0.04       0.003
--------------------------------------    ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
--------------------------------------
  Dividends to shareholders from net
  investment income                        (0.05)     (0.03)     (0.03)     (0.04)     (0.003)
--------------------------------------    ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------    ------     ------     ------     ------     ------
TOTAL RETURN**                              5.22%      3.03%      2.76%      4.19%      0.33%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                  0.50%      0.50%      0.50%      0.50%      0.30%(b)
--------------------------------------
  Net investment income                     5.17%      3.01%      3.22%      4.14%      5.49%(b)
--------------------------------------
  Expense waiver/reimbursement (a)          0.10%      0.13%      0.15%      0.15%      0.53%(b)
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period
  (000 omitted)                           $129,603   $106,632   $92,993    $82,888    $87,097
--------------------------------------



 * Reflects operations for the period from July 10, 1991 (date of initial public investment) to
   July 31, 1991.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") have established two classes of shares of the Fund, known as Trust Shares and Investment Shares. This prospectus relates only to the Trust Shares of the Fund.


Trust Shares ("Shares") are designed for Trust clients of The Fifth Third Bank ("Fifth Third Bank") and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to U.S. government obligations. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is high current income consistent with stability of principal and liquidity. This investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities maturing in 13 months or less. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Information" section of this prospectus.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit Banks; Federal Home Loan Banks; and Student Loan Marketing Association.



Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities since it is not obligated to do so. These agencies and instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not commit more than 10% of its net assets to illiquid obligations.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Fifth Third Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.



     As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF TRUST SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.


PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


      MAXIMUM                    AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE               NET ASSETS OF THE TRUST
-------------------        ------------------------------------
     .15 of 1%                  on the first $250 million
    .125 of 1%                   on the next $250 million
     .10 of 1%                   on the next $250 million
    .075 of 1%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.



INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. A customer of Fifth Third Bank may purchase Trust Shares of the Fund through Fifth Third Bank. All other investors should purchase Trust Shares directly from the distributor. In connection with the sale of Trust Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK. A customer of Fifth Third Bank may telephone Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372 to place an order to purchase Trust Shares. All other investors must place their purchase orders through the distributor. Texas residents must purchase Shares through Federated Securities Corp. at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to Fifth Third Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder name and account number); For Further Credit to:
Fountain Square Government Cash Reserves Fund--Trust Shares. Investors not purchasing through Fifth Third Bank should consult their financial institutions for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Shares is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.




The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional Shares unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.


Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.

Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax-Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING TRUST SHARES
--------------------------------------------------------------------------------


The Fund redeems Shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


THROUGH FIFTH THIRD BANK

BY TELEPHONE. A shareholder who is a customer of Fifth Third Bank may redeem Shares by telephoning Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372. For calls received by Fifth Third Bank before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or a check will be sent to the address of record. Those Shares will not be entitled to the dividend declared that day. For calls received by Fifth Third Bank after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those Shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Bank or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Bank may redeem Shares by sending a written request to Fifth Third Bank at the following address: 38 Fountain Square Plaza, Cincinnati, Ohio, 45263, Attn: Fountain Square Funds Department. The written request should include the shareholder's name, the Fund name and class of shares, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined by the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.



Before redeeming Shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.

Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the Adviser deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for Trust Shares.

The yield of Trust Shares represents the annualized rate of income earned on an investment in Trust Shares over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Trust Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in Trust Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the yield and effective yield of Trust Shares, for the same period, will exceed that of Investment Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


Investment Shares are sold to investors who are not clients of the Trust Department of Fifth Third Bank and are subject to a minimum initial investment of $1,000. Investment Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1 Plan whereby the distributor is paid a fee of up to
0.35 of 1% of the Investment Shares' average daily net assets. Trust Shares are distributed without a Rule 12b-1 Plan.


Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares than from another class of shares.

The amount of dividends payable to Trust Shares will exceed those payable to Investment Shares by the difference between class expenses and distribution expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Investment Shares, investors may call (513) 579-6039 in Cincinnati or toll free (800) 654-5372.



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1995

--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                                  VALUE
-----------         ----------------------------------------------------------------   ------------
SHORT-TERM OBLIGATIONS--100.2%
------------------------------------------------------------------------------------
$44,250,000       * Federal Farm Credit Bank Discount Notes, 5.663%-8.101%,
                    8/1/1995-11/9/1995                                                 $ 43,928,382
                    ----------------------------------------------------------------
  5,000,000      ** Federal Farm Credit Bank Floating Rate Note, 5.935%, 2/26/1996        4,993,628
                    ----------------------------------------------------------------
 74,900,000       * Federal Home Loan Bank Discount Notes, 5.683%-8.177%,
                    8/7/1995-11/20/1995                                                  74,157,399
                    ----------------------------------------------------------------
  5,000,000      ** Federal Home Loan Bank Floating Rate Notes, 5.75%, 12/15/1995         5,000,241
                    ----------------------------------------------------------------
  5,000,000         Federal Home Loan Bank Fixed Rate Notes, 5.82%, 10/19/1995            4,997,269
                    ----------------------------------------------------------------
  4,000,000       * Student Loan Marketing Association Discount Note, 5.80%,
                    9/20/1995                                                             3,968,889
                    ----------------------------------------------------------------
 15,000,000      ** Student Loan Marketing Association Floating Rate Notes,
                    5.67%-5.88%, 8/10/1995-12/14/1995                                    15,000,000
                    ----------------------------------------------------------------
 23,600,000      ** Student Loan Marketing Association Master Note, 5.79%, 8/1/1995      23,600,000
                    ----------------------------------------------------------------   ------------
                    TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                     $175,645,808+
                    ----------------------------------------------------------------   ------------


 * Each issue shows the rate of discount at the time of purchase.

** Current rate and next demand date shown.

 + Also represents cost for federal tax purposes.

Note: The category of investments is shown as a percentage of net assets ($175,328,820) at
      July 31, 1995.

(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                             $175,645,808
-------------------------------------------------------------------------------
Cash                                                                                     32,091
-------------------------------------------------------------------------------
Income receivable                                                                       543,243
-------------------------------------------------------------------------------
Deferred expenses                                                                         5,572
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   176,226,714
-------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------
Dividends payable                                                       799,670
--------------------------------------------------------------------
Payable to Adviser                                                       46,164
--------------------------------------------------------------------
Accrued expenses                                                         52,060
--------------------------------------------------------------------   --------
     Total liabilities                                                                  897,894
-------------------------------------------------------------------------------    ------------
NET ASSETS for 175,328,820 shares of beneficial interest outstanding               $175,328,820
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
Trust Shares ($129,603,214 / 129,603,214 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------
Investment Shares ($45,725,606 / 45,725,606 shares of beneficial interest
  outstanding)                                                                            $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest income                                                                         $8,570,187
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  604,802
----------------------------------------------------------------------
Administrative personnel and services fee                                    166,528
----------------------------------------------------------------------
Custodian fee                                                                  8,917
----------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees
and expenses                                                                  41,559
----------------------------------------------------------------------
Director's/Trustee's fees                                                      2,837
----------------------------------------------------------------------
Auditing fees                                                                 13,066
----------------------------------------------------------------------
Legal fees                                                                     1,192
----------------------------------------------------------------------
Fund share registration costs                                                 39,935
----------------------------------------------------------------------
Printing and postage                                                          14,143
----------------------------------------------------------------------
Insurance premiums                                                             6,625
----------------------------------------------------------------------
Distribution services fee                                                    101,919
----------------------------------------------------------------------
Miscellaneous                                                                  8,861
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,010,384
----------------------------------------------------------------------
Deduct--
-----------------------------------------------------------
  Waiver of investment advisory fee                           $152,445
-----------------------------------------------------------
  Waiver of distribution services fee                          101,919       254,364
-----------------------------------------------------------   --------    ----------
     Net expenses                                                                          756,020
------------------------------------------------------------------------------------    ----------
          Net investment income                                                         $7,814,167
------------------------------------------------------------------------------------    ----------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                                 ------------------------------
                                                                     1995             1994
                                                                 -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                            $   7,814,167    $   3,502,654
--------------------------------------------------------------   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Dividends to shareholders from net investment income:
--------------------------------------------------------------
Trust Shares                                                        (6,273,259)      (3,237,670)
--------------------------------------------------------------
Investment Shares                                                   (1,540,908)        (264,984)
--------------------------------------------------------------   -------------    -------------
     Change in net assets from distributions to shareholders        (7,814,167)      (3,502,654)
--------------------------------------------------------------   -------------    -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       267,323,856      248,288,040
--------------------------------------------------------------
Cost of shares redeemed                                           (209,700,168)    (234,498,643)
--------------------------------------------------------------   -------------    -------------
     Change in net assets from Fund share transactions              57,623,688       13,789,397
--------------------------------------------------------------   -------------    -------------
          Change in net assets                                      57,623,688       13,789,397
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                117,705,132      103,915,735
--------------------------------------------------------------   -------------    -------------
End of period                                                    $ 175,328,820    $ 117,705,132
--------------------------------------------------------------   -------------    -------------

(See Notes which are an integral part of the Financial Statements)




FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Fountain Square Government Cash Reserves Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust Shares and Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

B.INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

C.FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

D.WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E.DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

F.OTHER--Investment transactions are accounted for on the trade date.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $175,328,820. Transactions in Fund shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                                  -----------------------------
                         TRUST SHARES                                 1995             1994
---------------------------------------------------------------   ------------     ------------
Shares sold                                                        195,672,222      226,131,178
---------------------------------------------------------------
Shares redeemed                                                   (172,701,456)    (212,491,332)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Trust share transactions                22,970,766       13,639,846
---------------------------------------------------------------   ------------     ------------

                       INVESTMENT SHARES
---------------------------------------------------------------
Shares sold                                                         71,651,634       22,156,862
---------------------------------------------------------------
Shares redeemed                                                    (36,998,712)     (22,007,311)
---------------------------------------------------------------   ------------     ------------
  Net change resulting from Investment share transactions           34,652,922          149,551
---------------------------------------------------------------   ------------     ------------
       Net change resulting from Fund share transactions            57,623,688       13,789,397
---------------------------------------------------------------   ------------     ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund's Investment Shares to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $30,604 were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following July 10, 1991 (Fund's date of initial public investment). For the year ended July 31, 1995, the Fund paid $6,604, pursuant to this agreement.

Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square Government Cash Reserves Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square Government Cash Reserves Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                Fountain Square Government                   Fountain Square Funds
                Cash Reserves Fund                           c/o Fifth Third Bank
                Trust Shares                                 38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Investment Adviser
                Fifth Third Bank                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                Fifth Third Bank                             38 Fountain Square Plaza
                                                             Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------
Independent Auditors
                Ernst & Young LLP                            One Oxford Centre
                                                             Pittsburgh, Pennsylvania 15219
------------------------------------------------------------------------------------------------






FOUNTAIN SQUARE GOVERNMENT CASH RESERVES FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
INVESTMENT SHARES
TRUST SHARES
Combined Statement of Additional Information










    The Trust Shares and Investment Shares of Fountain Square Government
    Cash Reserves Fund (the "Fund") represent interests in a diversified portfolio of securities. This Combined Statement of Additional
    Information should be read with the respective prospectuses for Trust
    Shares and Investment Shares dated           September 30, 1995. This
    Statement is not a prospectus itself. To receive a copy of the Trust Shares prospectus, customers of Fifth Third Bank may write to the
    Fountain Square Government Cash Reserves Fund or call (513) 579-6039 in Cincinnati, Ohio or toll-free (800) 654-5372. To receive a copy of the Investment Shares prospectus, customers of Fifth Third Securities may write to the Fountain Square Government Cash Reserves Fund or call (513) 744-8888 in Cincinnati, Ohio or toll-free (800) 334-0483.
    FOUNTAIN SQUARE FUNDS
    C/O FIFTH THIRD BANK
    38 FOUNTAIN SQUARE PLAZA
    CINCINNATI, OHIO 45263
    Statement dated September 30, 1995
FIFTH THIRD BANK
Investment Adviser
GENERAL INFORMATION ABOUT THE FUND     1
INVESTMENT OBJECTIVE AND POLICIES      1
 Types of Investments                 1
 When-Issued and Delayed Delivery
   Transactions                        1
 Investment Limitations               1
FOUNTAIN SQUARE FUNDS MANAGEMENT       3
 Officers and Trustees                3
 Fund Ownership                       4
 Trustees' Compensation               4
 Trustee Liability                    4
INVESTMENT ADVISORY SERVICES           4
 Adviser to the Fund                  4
 Advisory Fees                        5
BROKERAGE TRANSACTIONS                 5
Administrative Services                5
 Transfer Agent and Dividend
   Disbursing Agent                    6
 Distribution Plan (Investment
   Shares)                             6
 Conversion to Federal Funds          6
DETERMINING NET ASSET VALUE            6
 Use of the Amortized Cost Method     7
REDEEMING SHARES                       7
 Redemption in Kind                   7
TAX STATUS                             8
 The Fund's Tax Status                8
 Shareholders' Tax Status             8
 State and Local Taxes                8
YIELD                                  8
EFFECTIVE YIELD                        9
PERFORMANCE COMPARISONS                9
GENERAL INFORMATION ABOUT THE FUND
Fountain Square Government Cash Reserves Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.
Shares of the Fund are offered in two classes, Trust Shares and Investment Shares (individually and collectively known as "Shares"). This combined statement of additional information relates to the above-mentioned Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide high current income consistent with stability of principal and liquidity. The investment objective cannot be changed without approval of shareholders. The Fund intends to limit its investments to those U.S. government securities whose interest is generally exempt from personal income tax in the various states if owned directly. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Please see the "Tax Status" section of this statement of additional information.
TYPES OF INVESTMENTS
The Fund invests primarily in short-term U.S. government securities.
   Variable Rate U.S. Government Securities
      Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
      Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
      The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
INVESTMENT LIMITATIONS
   Selling Short and Buying On Margin
      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
      The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.
   Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities permitted by its investment objective, policies and limitations.
The above investment limitations cannot be changed without shareholder approval. The Fund does not consider the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of the investment limitation set forth above. The following limitations, however, may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in those limitations becomes effective.
   Investing in Securities of Other Investment Companies
      The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will limit its investments in the securities of other investment companies to those money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.
   Investing in Illiquid Securities
      The Fund will not invest more than 10% of the value of its net assets in illiquid securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
FOUNTAIN SQUARE FUNDS MANAGEMENT
OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, Federated Investors, Federated Securities Corp., or Federated Administrative Services.

J. Christopher Donahue *+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Chairman of the Board of Trustees, President and Treasurer
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds.

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945
Member of the Board of Trustees
President of Carey Leggett Realty Advisors.

Lee A. Carter +
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH
Birthdate:  December 17, 1938
Member of the Board of Trustees
Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932
Member of the Board of Trustees
Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Assistant
Assistant Treasurer of some of the Funds.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors; prior to January, 1991, Associate Counsel, The Boston Company Advisors, Inc.

*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
+Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.
As of July 31, 1995, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 129,603,214 Trust Shares (100%) of the Fund.
As of July 31, 1995, no shareholders of record owned 5% or more of the outstanding Investment Shares of the Fund:
TRUSTEES' COMPENSATION
NAME ,                     AGGREGATE
POSITION WITH              COMPENSATION FROM
TRUST                      TRUST*+
J. Christopher Donahue        $       0
Chairman of Board of
Trustees, President and Treasurer

Edward Burke Carey            $ 7,800
Trustee

Lee A. Carter                 $ 7,800
Trustee

Albert E. Harris              $ 7,800
Trustee

* Information is furnished for the fiscal year ended July 31, 1995. The Trust is the only investment company in the Fund complex.
+The aggregate compensation is provided for the Trust which is comprised of ten portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND
The Fund's investment adviser is Fifth Third Bank (the "Adviser"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Adviser earned $604,802, $466,283, and $414,436, respectively, of which $152,445, $152,426, and $155,413, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.
   State Expense Limitations
      The adviser has undertaken to comply with the expense limitation established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the adviser has agreed to reimburse the Fund for its expenses over the limitation up to the amount of the advisory fee in any single fiscal year.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced, in any single fiscal year, by the amount of the excess, subject to an annual adjustment.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
   o  advice as to the advisability of investing in securities;
   o  security analysis and reports;
   o  economic studies;
   o  industry studies;
   o  receipt of quotations for portfolio evaluations; and
   o  similar services.
The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce expenses.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund did not pay any commissions on brokerage transactions.
Administrative Services
Until December 1, 1995, Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund incurred administrative fees of $166,528, $134,133, and $128,876, respectively.
Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, will provide administrative services to the Funds for the fees set forth in the prospectus.
Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.
PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Investment Shares" or "Investing in Trust Shares."
DISTRIBUTION PLAN (INVESTMENT SHARES)
With respect to the Investment Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of Investment Shares of the Fund subject to the Plan. Such activities may include the advertising and marketing of Investment Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Planthe distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Investment Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for Investment Share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Investment Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Investment Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal year ended July 31, 1995, distribution fees applicable to Investment Shares paid to Federated Securities Corp. amounted to $101,919, all of which was voluntarily waived.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE
The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
   Monitoring Procedures
      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   Investment Restrictions
      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
      Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES
Shares are redeemed at the next computed net asset value after Fifth Third Bank receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Investment Shares" or "Redeeming Trust Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS
THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned duringthe year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income. STATE AND LOCAL TAXES
The Fund intends to limit its investments to U.S. government securities paying interest which, if owned directly by shareholders of the Fund, would generally be exempt from state personal income tax. However, from time to time, the Fund may also invest in other U.S. government securities if the adviser deems it advantageous to do so. Moreover, under the laws of some states, the net investment income generally distributed by the Fund may be taxable to shareholders. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
   Capital Gains
      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD
The yield for Investment Shares and Trust Shares were 5.34% and 5.34%, respectively, for the seven-day period ended July 31, 1995.
The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD
The effective yield for Investment Shares and Trust Shares were 5.48% and 5.48%, respectively, for the seven-day period ended July 31, 1995 .
The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS
The performance of both classes of shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in expenses of the Fund or of either class of shares; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking for either class of shares in the "short-term U.S. government funds" category in advertising and sales literature.
   o SALOMON 30 DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for either class of shares may refer to total return. Total return is the historic change in the value of an investment in either class of shares based on the reinvestment of dividends over a specified period of time.
Cusip 350756508
Cusip 350756409
1041201B (9/95)

FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND

[LOGO]
FOUNTAIN SQUARE FUNDS
PROSPECTUS

[LOGO]
FIFTH THIRD BANK
INVESTMENT ADVISER
Cusip 350756102
8120101A (9/95)
65-0923



FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
PROSPECTUS

The shares of Fountain Square U.S. Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is one of a series of investment portfolios in Fountain Square Funds (the "Trust"), an open-end management investment company (a mutual fund).

The Fund is a money market fund which invests in short-term U.S. Treasury obligations to achieve stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIFTH THIRD BANK, ARE NOT ENDORSED OR GUARANTEED BY FIFTH THIRD BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information, dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information or make inquiries about the Fund by writing to the Fund or calling (513) 579-6039 in Cincinnati or toll-free
(800) 654-5372.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
     Acceptable Investments                                                    3
     Repurchase Agreements                                                     3
     When-Issued and Delayed Delivery
       Transactions                                                            3
  Investment Limitations                                                       4

FOUNTAIN SQUARE FUNDS INFORMATION                                              4
------------------------------------------------------
  Management of the Trust                                                      4
     Board of Trustees                                                         4
     Investment Adviser                                                        4
       Advisory Fees                                                           4
       Adviser's Background                                                    4
  Distribution of Fund Shares                                                  5
     Payments to Financial Institutions                                        5
  Administration of the Fund                                                   6
     Administrative Services                                                   6
     Custodian, Transfer Agent, and
       Dividend Disbursing Agent                                               6
     Independent Auditors                                                      6

NET ASSET VALUE                                                                7
------------------------------------------------------
INVESTING IN THE FUND                                                          7
------------------------------------------------------
  Share Purchases                                                              7
     Through Fifth Third Bank                                                  7
  Minimum Investment Required                                                  7
  What Shares Cost                                                             8
  Certificates and Confirmations                                               8
  Dividends                                                                    8
  Capital Gains                                                                8

EXCHANGES                                                                      8
------------------------------------------------------

REDEEMING SHARES                                                               9
------------------------------------------------------
  Through Fifth Third Bank                                                     9
     By Telephone                                                              9
     By Mail                                                                  10
     Receiving Payment                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11
  Massachusetts Law                                                           11

EFFECT OF BANKING LAWS                                                        11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------
  Federal Income Tax                                                          12

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                                 18
------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS                                                20
------------------------------------------------------

ADDRESSES                                                                     21

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price).....................................................................              None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.29%
12b-1 Fee....................................................................              None
Other Expenses...............................................................             0.15%
     Total Fund Operating Expenses(2)........................................             0.44%



(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.



(2) Total operating expenses would have been 0.55% absent the voluntary waiver by the investment adviser.



     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FOUNTAIN SQUARE FUNDS INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $10,000 may be subject to additional fees.



                        EXAMPLE                          1 year  3 years  5 years  10 years
--------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
charges no redemption fees.............................. $    5 $    14  $    25  $     55



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 20.



                                                                  YEAR ENDED JULY 31,
                                           ------------------------------------------------------------------
                                            1995      1994      1993      1992      1991      1990     1989*
                                           ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                      0.05      0.03      0.03      0.04      0.07      0.08      0.06
-----------------------------------------  ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS
-----------------------------------------
  Dividends to shareholders from net
  investment income                         (0.05)    (0.03)    (0.03)    (0.04)    (0.07)    (0.08)    (0.06)
-----------------------------------------  ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------  ------    ------    ------    ------    ------    ------    ------
TOTAL RETURN**                               5.18%     3.02%     2.82%     4.32%     6.74%     8.15%     5.65%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                   0.44%     0.44%     0.44%     0.45%     0.49%     0.54%     0.56%(b)
-----------------------------------------
  Net investment income                      5.07%     2.99%     2.79%     4.18%     6.33%     7.84%     8.71%(b)
-----------------------------------------
  Expense waiver/reimbursement (a)           0.11%     0.14%     0.15%     0.15%     0.15%     0.15%     0.15%(b)
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)  $321,640  $336,229  $290,408  $339,924  $242,247  $138,368  $141,743
-----------------------------------------



 * Reflects operations for the period from December 1, 1988 (date of initial public offering) to July 31, 1989.



** Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.



(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(b) Computed on an annualized basis.



(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to the short-term U.S. Treasury obligations portfolio of the Trust, known as Fountain Square U.S. Treasury Obligations Fund. The Fund is designed for individuals and institutions as a convenient means of participating in a professionally managed, diversified portfolio limited to U.S. Treasury obligations. A minimum initial investment of $1,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Fund shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio consisting exclusively of short-term U.S. Treasury obligations. The average maturity of the Fund's portfolio, computed on a dollar weighted basis, will be 120 days or less. As a matter of operating policy, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet current regulatory requirements.

ACCEPTABLE INVESTMENTS. The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. All U.S. Treasury obligations in which the Fund invests mature in one year or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition. The Fund may also retain Fund assets in cash.

REPURCHASE AGREEMENTS. The Fund may invest in U.S. Treasury obligations pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. Treasury obligations to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

As a matter of investment practice, which can be changed without shareholder approval, repurchase agreements providing for settlement in more than seven days after notice, along with illiquid obligations, will be limited to not more than 10% of the Fund's net assets.

FOUNTAIN SQUARE FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST


BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees ("Trustees"). The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.



INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by The Fifth Third Bank ("Fifth Third Bank"), the Fund's investment adviser, (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to waive up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Fifth Third Bank, an Ohio state chartered bank, is a wholly-owned subsidiary of Fifth Third Bancorp, a bank holding company organized under the laws of Ohio. Fifth Third Bank is a commercial bank offering a wide range of banking services to its customers. As of July 31, 1995, Fifth Third Bank and its affiliates managed assets in excess of $7.8 billion on a discretionary basis and provided custody services for additional assets in excess of $67.2 billion. Fifth Third Bank has managed mutual funds since 1988.



     Fifth Third Bank has managed pools of commingled funds since 1953. Currently, the Trust and Investment Division manages 14 such pools with total assets of over $1.11 billion.



     As part of their regular banking operations, Fifth Third Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Fifth Third Bank. The lending relationship will not be a factor in the selection of securities.


DISTRIBUTION OF FUND SHARES


Until December 1, 1995, Federated Securities Corp. serves as the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp., a subsidiary of Federated Investors, is located at Federated Investors Tower, Pittsburgh, PA 15222-3779.



Effective December 1, 1995, BISYS Fund Services L.P. will serve as the distributor for the Trust. BISYS Fund Services L.P. is wholly-owned by BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424, a publicly owned company engaged in information processing and recordkeeping services to and through banking and other financial organizations.


PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:


      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
     .15 of 1%              on the first $250 million
    .125 of 1%               on the next $250 million
     .10 of 1%               on the next $250 million
    .075 of 1%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee at any time.


Effective December 1, 1995, BISYS Fund Services L.P. will serve as the administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. BISYS Fund Services L.P. provides these at an annual rate as specified below:



      MAXIMUM              AVERAGE AGGREGATE DAILY NET
ADMINISTRATIVE FEE             ASSETS OF THE TRUST
-------------------    ------------------------------------
       .10%                  of the first $1 billion
       .08%                   of the next $1 billion
       .07%                  in excess of $2 billion



The administrator may periodically waive all or a portion of its administrative fee which will cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.



Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of the Fund including providing certain administrative personnel and services necessary to operate the Fund for which it receives a fee from BISYS Fund Services L.P. computed daily and paid periodically calculated at an annual rate of 0.025% of average daily net assets.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Fifth Third Bank, Cincinnati, Ohio, is custodian for the securities and cash of the Fund, transfer agent for the shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.



NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. A customer of Fifth Third Bank may purchase shares of the Fund through Fifth Third Bank. All other investors should purchase Fund shares directly from the distributor. In connection with the sale of Fund shares, the distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. Purchases through Fifth Third Bank may not be available to investors in all states.


THROUGH FIFTH THIRD BANK. A customer of Fifth Third Bank may telephone Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372 to place an order to purchase shares of the Fund. All other investors must place their purchase orders through the distributor. Texas residents must purchase Fund shares through Federated Securities Corp at 1-800-358-2801 until December 1, 1995. Effective December 1, 1995, Texas residents must contact BISYS Fund Services L.P. at 1-800-554-3862.


Payment may be made to Fifth Third Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Fifth Third Bank. This is normally the next business day after Fifth Third Bank receives the check. When payment is made with federal funds, the order is considered received when federal funds are received by Fifth Third Bank. Federal funds should be wired to Fifth Third Bank as follows: ABA No. 042 000 314 Fifth Third Cincinnati. Attention: Fountain Square Funds Department; For Credit to: (shareholder's name and account number); For Further credit to:
Fountain Square U.S. Treasury Obligations Fund. Investors not purchasing through Fifth Third Bank should consult their financial institution for wiring instructions.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $50. For customers of Fifth Third Bank, an institutional investor's minimum investment will be calculated by combining all accounts it maintains with Fifth Third Bank and investments in the Fund.



The minimum investment requirements do not apply with respect to accounts that have been established to automatically invest cash accumulations in the Fund. Investors participating in such arrangements may be charged separate fees by the financial institution that provides this service, and should read this prospectus along with their financial institution's agreement or other literature relating to this service.



WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. The Fund does not impose a sales charge.

The net asset value is determined at 4:00 p.m. (Cincinnati time), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Fifth Third Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed statements that include account balances, information on each purchase or redemption, and a report of dividends paid during the month are sent to each shareholder monthly and will serve as confirmations of all transactions in the shareholder's account for the statement period.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund or Fifth Third Bank, as appropriate. Share purchase orders received by Fifth Third Bank before 12:00 noon (Cincinnati time) earn dividends that day.

CAPITAL GAINS

If the Fund experiences capital gains, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

EXCHANGES
--------------------------------------------------------------------------------

A shareholder who is a customer of the Fifth Third Bank Trust and Investment Division may exchange shares of one Fund for shares of any of the other funds in the Trust by calling or sending a written request to their Fifth Third Bank Trust Officer. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of the Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value plus the applicable sales charge. When exchanging into and out of shares of the Funds in the Trust, shareholders who have paid a sales load once upon purchasing shares of any Fund will not have to pay a sales load again on an exchange.


Orders for exchanges of shares of money market funds must be received by 12:00 noon (Cincinnati time). Orders for exchanges of the International Equity Fund, Government Fund, Bond Fund, Ohio Tax-Free Fund, Growth Fund, Mid Cap Fund, and Balanced Fund must be received by 4:00 p.m. (Cincinnati time). Orders for exchanges are taken on any day that the Funds are open for business. Orders which are received prior to the cut-off times listed above will be executed as of the close of business that day. Orders received after the respective cut-off times will be executed at the close of the next business day.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------


The Fund redeems shares at their net asset value next determined after Fifth Third Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through Fifth Third Bank.


THROUGH FIFTH THIRD BANK

BY TELEPHONE. A shareholder who is a customer of Fifth Third Bank may redeem shares of the Fund by telephoning Fifth Third Bank at (513) 579-6039 in Cincinnati or toll-free (800) 654-5372. For calls received by Fifth Third Bank before 12:00 noon (Cincinnati time), proceeds will normally be dispersed the same day to the shareholder's account at Fifth Third Bank or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received by Fifth Third Bank after 12:00 noon (Cincinnati time), proceeds will normally be dispersed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be dispersed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Fifth Third Bank or the distributor.

Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. A shareholder who is a customer of Fifth Third Bank may redeem Fund shares by sending a written request to Fifth Third Bank at the following address: 38 Fountain Square Plaza, Cincinnati, Ohio, 45263, Attn: Fountain Square Funds Department. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request. Shareholders should call Fifth Third Bank for assistance in redeeming by mail.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings and loan association or a savings bank whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


RECEIVING PAYMENT. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request, provided the Fund or its agents have received payment for shares from the shareholder.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if, due to shareholder redemptions, the account balance falls below the required minimum value of $1,000.


Before redeeming shares to close an account, the Fund will notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that only shares of the Fund are entitled to vote on matters affecting the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances. As of July 31, 1995, Fifth Third Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.


Trustees may be removed by a two-thirds vote of the number of Trustees prior to such removal or by a two-thirds vote of the shareholders at a special meeting. The Trustees shall call a special meeting of shareholders upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require inclusion of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and to pay judgments against them from the assets of the Fund.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Fund's investment adviser, Fifth Third Bank, is subject to such banking laws and regulations.


Fifth Third Bank believes that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Fifth Third Bank from continuing to perform all or a part of the above services for its customers and/or the Fund. In such event, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Fifth Third Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Fifth Third Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

The obligations listed below are issued or guaranteed by the U.S. government, its agencies or instrumentalities or secured by such obligations.

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------     ------------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--36.5%
----------------------------------------------------------------------------------
                U.S. TREASURY BILLS--26.9%
                ------------------------------------------------------------------
$88,000,000     8/17/1995-1/18/1996                                                  $ 86,672,007
                ------------------------------------------------------------------   ------------
                U.S. TREASURY NOTES--9.6%
                ------------------------------------------------------------------
 31,000,000     3.875%-7.50%, 8/31/1995-4/30/1996                                      30,882,015
                ------------------------------------------------------------------   ------------
                TOTAL U.S. TREASURY OBLIGATIONS                                       117,554,022
                ------------------------------------------------------------------   ------------
*REPURCHASE AGREEMENTS--63.9%
----------------------------------------------------------------------------------
 16,000,000     Bear, Stearns & Co., Inc., 5.80%, dated 7/31/1995, due 8/1/1995        16,000,000
                ------------------------------------------------------------------
 16,000,000     BT Securities Corp., 5.80%, dated 7/31/1995, due 8/1/1995              16,000,000
                ------------------------------------------------------------------
 16,000,000     Deutsche Bank Government Securities, 5.80%, dated 7/31/1995, due
                8/1/1995                                                               16,000,000
                ------------------------------------------------------------------
 46,000,000     Nesbitt Burns, 5.82%, dated 7/31/1995, due 8/1/1995                    46,000,000
                ------------------------------------------------------------------
 46,490,000     J.P. Morgan Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995     46,490,000
                ------------------------------------------------------------------
 16,000,000     Sanwa Securities USA Co., LP., 5.75%, dated 7/31/1995, due
                8/1/1995                                                               16,000,000
                ------------------------------------------------------------------
 49,000,000     UBS Securities, Inc., 5.75%, dated 7/31/1995, due 8/1/1995             49,000,000
                ------------------------------------------------------------------   ------------
                TOTAL REPURCHASE AGREEMENTS                                           205,490,000
                ------------------------------------------------------------------   ------------
                TOTAL INVESTMENTS, AT AMORTIZED COST                                 $323,044,022+
                ------------------------------------------------------------------   ------------

* Repurchase agreements are fully collateralized by U.S. Treasury Obligations based on market prices at the date of the portfolio.

+ Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($321,640,118) at
      July 31, 1995.

(See Notes which are an integral part of the Financial Statements)




FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                $205,490,000
------------------------------------------------------------------
Investments in securities                                            117,554,022
------------------------------------------------------------------  ------------
     Total investments, at amortized cost and value                                $323,044,022
--------------------------------------------------------------------------------
Cash                                                                                        494
--------------------------------------------------------------------------------
Income receivable                                                                       350,327
--------------------------------------------------------------------------------   ------------
     Total assets                                                                   323,394,843
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Dividends payable                                                      1,553,062
------------------------------------------------------------------
Payable to Adviser                                                       135,512
------------------------------------------------------------------
Accrued expenses                                                          66,151
------------------------------------------------------------------  ------------
     Total liabilities                                                                1,754,725
--------------------------------------------------------------------------------   ------------
NET ASSETS for 321,640,118 shares of beneficial interest outstanding               $321,640,118
--------------------------------------------------------------------------------   ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($321,640,118 / 321,640,118 shares of beneficial interest outstanding)                    $1.00
--------------------------------------------------------------------------------   ------------


(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest income                                                                      $18,977,975
---------------------------------------------------------------------------------
EXPENSES--
---------------------------------------------------------------------------------
Investment advisory fee                                                $1,377,583
--------------------------------------------------------------------
Administrative personnel and services fee                                 380,685
--------------------------------------------------------------------
Custodian fee                                                              43,092
--------------------------------------------------------------------
Portfolio accounting, transfer and dividend disbursing agent fees
  and
expenses                                                                   58,070
--------------------------------------------------------------------
Director's/Trustee's fees                                                   6,914
--------------------------------------------------------------------
Auditing fees                                                              13,066
--------------------------------------------------------------------
Legal fees                                                                    534
--------------------------------------------------------------------
Fund share registration costs                                               9,277
--------------------------------------------------------------------
Printing and postage                                                       12,107
--------------------------------------------------------------------
Insurance premiums                                                          9,267
--------------------------------------------------------------------
Miscellaneous                                                                 250
--------------------------------------------------------------------   ----------
     Total expenses                                                     1,910,845
--------------------------------------------------------------------
Deduct--Waiver of investment advisory fee                                 395,440
--------------------------------------------------------------------   ----------
     Net expenses                                                                      1,515,405
---------------------------------------------------------------------------------    -----------
          Net investment income                                                      $17,462,570
---------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      YEAR ENDED JULY 31,
                                                               ---------------------------------
                                                                    1995               1994
                                                               ---------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                          $    17,462,570     $  10,016,721
------------------------------------------------------------   ---------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Dividends to shareholders from net investment income               (17,462,570)      (10,016,721)
------------------------------------------------------------   ---------------     -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                     1,029,179,974       813,333,646
------------------------------------------------------------
Cost of shares redeemed                                         (1,043,768,436)     (767,513,323)
------------------------------------------------------------   ---------------     -------------
     Change in net assets from Fund share transactions             (14,588,462)       45,820,323
------------------------------------------------------------   ---------------     -------------
          Change in net assets                                     (14,588,462)       45,820,323
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                336,228,580       290,408,257
------------------------------------------------------------   ---------------     -------------
End of period                                                  $   321,640,118     $ 336,228,580
------------------------------------------------------------   ---------------     -------------


(See Notes which are an integral part of the Financial Statements)



FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios and one non-diversified portfolio. The financial statements included herein present only those of Fountain Square U.S. Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.



(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



A. INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.



B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").



C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for




FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------



   the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.



F. OTHER--Investment transactions are accounted for on the trade date.



(3) SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1995, capital paid-in aggregated $321,640,118. Transactions in Fund shares were as follows:



                                                                       YEAR ENDED JULY 31,
                                                                 -------------------------------
                                                                      1995              1994
--------------------------------------------------------------   --------------     ------------
Shares sold                                                       1,029,179,974      813,333,646
--------------------------------------------------------------
Shares redeemed                                                  (1,043,768,436)    (767,513,323)
--------------------------------------------------------------   --------------     ------------
     Net change resulting from Fund share transactions              (14,588,462)      45,820,323
--------------------------------------------------------------   --------------     ------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Fifth Third Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
0.40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Fifth Third Bank serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



Fifth Third Bank maintains the Fund's accounting records for which it receives a fee. Fifth Third Bank sub-contracts the execution of the accounting services function to a non-affiliated entity. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



Fifth Third Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


To the Board of Trustees and Shareholders of



FOUNTAIN SQUARE FUNDS:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fountain Square U.S. Treasury Obligations Fund (one of the portfolios comprising Fountain Square Funds), as of July 31, 1995, and the related statement of operations for the year then ended, and statement of changes in net assets and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fountain Square U.S. Treasury Obligations Fund at July 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.



                                           ERNST & YOUNG LLP



Pittsburgh, Pennsylvania


September 15, 1995



ADDRESSES
--------------------------------------------------------------------------------


                 Fountain Square U.S. Treasury                Fountain Square Funds
                 Obligations Fund                             c/o Fifth Third Bank
                                                              38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Investment Adviser
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Custodian, Transfer Agent, and Dividend Disbursing Agent
                 Fifth Third Bank                             38 Fountain Square Plaza
                                                              Cincinnati, Ohio 45263
-------------------------------------------------------------------------------------------------
Independent Auditors
                 Ernst & Young LLP                            One Oxford Centre
                                                              Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------------







FOUNTAIN SQUARE U.S. TREASURY OBLIGATIONS FUND

(A PORTFOLIO OF FOUNTAIN SQUARE FUNDS)
Statement of Additional Information










    This Statement of Additional Information should be read with the
    prospectus of the Fund dated        September 30, 1995. This Statement
    is not a prospectus itself. To receive a copy of the prospectus, write to the Fountain Square U.S. Treasury Obligations Fund or call (513) 579-
    6039 in Cincinnati, Ohio or toll-free        (800) 654-5372.
    FOUNTAIN SQUARE FUNDS
    C/O FIFTH THIRD BANK
    38 FOUNTAIN SQUARE PLAZA
    CINCINNATI, OHIO 45263
   Statement dated September 30, 1995
FIFTH THIRD BANK
Investment Adviser
GENERAL INFORMATION ABOUT THE FUND    1
INVESTMENT OBJECTIVE AND POLICIES     1
 Types of Investments                1
 When-Issued and Delayed Delivery
   Transactions                       1
 Repurchase Agreements               1
 Reverse Repurchase Agreements       1
 Investment Limitations              2
FOUNTAIN SQUARE FUNDS MANAGEMENT      3
 Officers and Trustees               3
 Fund Ownership                      4
 Trustees' Compensation              4
 Trustee Liability                   4
INVESTMENT ADVISORY SERVICES          4
 Adviser to the Fund                 4
 Advisory Fees                       5
BROKERAGE TRANSACTIONS                5
 Transfer Agent and Dividend
   Disbursing Agent                   6
PURCHASING SHARES                     6
 Conversion to Federal Funds         6
DETERMINING NET ASSET VALUE           6
 Use of the Amortized Cost Method    6
REDEEMING SHARES                      7
 Redemption in Kind                  7
TAX STATUS                            8
 The Fund's Tax Status               8
 Shareholders' Tax Status            8
YIELD                                 8
EFFECTIVE YIELD                       8
PERFORMANCE COMPARISONS               9
GENERAL INFORMATION ABOUT THE FUND
Fountain Square U.S. Treasury Obligations Fund (the "Fund") is a portfolio in the Fountain Square Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.
INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.
The investment objective and policies cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests in U.S. Treasury obligations maturing in one year or less. U.S. Treasury obligations as used herein refers to evidences of indebtedness issued by the United States, which are fully guaranteed as to principal and interest by the United States maturing in one year or less from the date of acquisition. The Fund may also retain Fund assets in cash.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
INVESTMENT LIMITATIONS
The Fund will not change any of the investment limitations described below without approval of shareholders.
   Selling Short and Buying on Margin
      The Fund will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.
   Issuing Senior Securities and Borrowing Money
      The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized.
      The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
   Pledging Assets
      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
   Lending Cash or Securities
      The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements, permitted by its investment objective and policies.
   Investing in Securities of Other Investment Companies
      The Fund can acquire up to 3 percent of the total outstanding securities of other investment companies with similar investment objectives and policies. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will purchase securities of other investment companies only in open-market transactions involving no more than customary broker's commissions. However, there is no limitation applicable to securities of any investment company acquired in a merger, consolidation, or acquisition of assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. In connection with investing in shares of other investment companies, it should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.
For the purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
FOUNTAIN SQUARE FUNDS MANAGEMENT
OFFICERS AND TRUSTEES
Officers and Trustees of the Trust are listed with their addresses, principal occupations, and present positions. Except as listed below, none of the Trustees or Officers are affiliated with The Fifth Third Bank ("Fifth Third Bank"), Fifth Third Bancorp, Federated Investors, Federated Securities Corp., or Federated Administrative Services.

J. Christopher Donahue *+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Chairman of the Board of Trustees, President and Treasurer
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds.

Edward Burke Carey
394 East Town Street
Columbus, OH
Birthdate:  July 2, 1945
Member of the Board of Trustees
President of Carey Leggett Realty Advisors.

Lee A. Carter +
Cincinnati Commerce Center
Suite 2020
Cincinnati, OH
Birthdate:  December 17, 1938
Member of the Board of Trustees
Formerly, President, Local Marketing Corporation (retired December 31, 1993).

Albert E. Harris
5905 Graves Road
Cincinnati, OH
Birthdate:  July 2, 1932
Member of the Board of Trustees
Formerly, Chairman of the Board EDB Holdings, Inc. (retired July, 1993).

Charles L. Davis, Jr.
Federated Investors Tower
Pittsburgh, PA
Birthdate:  March 23, 1960
Vice President and Assistant Treasurer
Assistant
Assistant Treasurer of some of the Funds.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors; prior to January, 1991, Associate Counsel, The Boston Company Advisors, Inc.

*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
+Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of July 31, 1995, Fifth Third Bank as nominee for numerous trust and agency accounts, was the owner of record of 321,635,855 Shares (100%) of the Fund. Trustees' Compensation
NAME ,                     AGGREGATE
POSITION WITH              COMPENSATION FROM
TRUST                      TRUST*+
J. Christopher Donahue        $      0
Chairman of Board of
Trustees, President and Treasurer

Edward Burke Carey            $ 7,800
Trustee

Lee A. Carter                 $ 7,800
Trustee

Albert E. Harris              $ 7,800
Trustee

* Information is furnished for the fiscal year ended July 31, 1995. The Trust is the only investment company in the Fund complex.
+The aggregate compensation is provided for the Trust which is comprised of ten portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES
ADVISER TO THE FUND
The Fund's investment adviser is Fifth Third Bank (the "Adviser"). It provides investment advisory services through its Trust and Investment Division. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Bancorp.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Fifth Third Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Adviser earned $1,377,583, $1,341,031, and $1,238,063, respectively, of which $395,440,
$473,109, and $464,273 were voluntarily waived, respectively, because of undertakings to limit the Fund's expenses.
   State Expense Limitations
      The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation up to the amount of the advisory fee in any single fiscal year.
      If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced, in any single fiscal year, by the amount of the excess, subject to an annual adjustment.
      This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o  advice as to the advisability of investing in securities;
   o  security analysis and reports;
   o  economic studies;
   o  industry studies;
   o  receipt of quotations for portfolio evaluations; and
   o  similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the Adviser in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce expenses.
For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund did not pay any commissions on brokerage transactions.
Administrative Services
Until December 1, 1995, Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended July 31, 1995, 1994, and 1993, the Fund incurred administrative service fees of $380,685, $385,743, and $386,565, respectively.
Effective December 1, 1995, BISYS Fund Services L.P., 3435 Stelzer Road, Columbus, Ohio 43219, will provide administrative services to the Funds for the fees set forth in the prospectus.
Effective December 1, 1995, pursuant to a separate agreement with BISYS Fund Services L.P., Fifth Third Bank performs sub-administration services on behalf of each Fund, for which it receives compensation from BISYS Fund Services L.P. Under the custodian agreement, Fifth Third Bank holds the Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fifth Third Bank's fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses.
PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE
The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
   Monitoring Procedures
      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   Investment Restrictions
      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
      Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
      The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
      In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
      In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES
Shares are redeemed at the next computed net asset value after Fifth Third Bank receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although Fifth Third Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $10,000.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS
THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o  invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
   Capital Gains
      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD
The Fund's yield for the seven-day period ended July 31, 1995 was 5.44%. The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a
   o balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD
The Fund's effective yield for the seven-day period ended July 31, 1995 was 5.61%. The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS
The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury, maturing in 30 days.
   o DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.
Cusip 350756102
8120101B (9/95)